                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE

-----------------------------------------------------------------------------

          SUPPLEMENT TO THE SEASONS SELECT VARIABLE ANNUITY PROSPECTUS
                                 DATED JULY 5, 2000

THE DATE OF THE PROSPECTUS IS CHANGED TO MAY 1, 2001.

BANKERS TRUST COMPANY ("BT") HAS CHANGED THEIR NAME TO DEUTSCHE ASSET MANAGEMENT ("DEUTSCHE"). ALL REFERENCES TO BT ARE REPLACED WITH DEUTSCHE.

ON PAGE 24 OF THE PROSPECTUS, IN THE THIRD PARAGRAPH FROM THE BOTTOM OF THE PAGE, THE FIRST SENTENCE IS DELETED AND REPLACED WITH THE FOLLOWING:

The death benefit must be paid within 5 years of the date of death.

ON PAGE 27 OF THE PROSPECTUS UNDER THE HEADING INCOME OPTIONS, THE FOLLOWING IS ADDED AS THE LAST TWO SENTENCES IN THE FIRST PARAGRAPH:

Other pay out options may be available. Contact Our Annuity Service Center for more information.

ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING MINIMUM DISTRIBUTIONS, THE FIRST PARAGRAPH IS REPLACED WITH THE FOLLOWING:

Generally, the IRS requires that you begin taking annual distributions from Qualified contracts by April 1, of the calendar year following the later of
(1) the calendar year in which you attain age 70 1/2 or 2) for Qualified contracts other than IRAs the calendar year in which you retire. Minimum distributions are not required in a Roth IRA, during your lifetime. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should contact your tax advisor for more information.

Date:      May 1, 2001

                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

                                                             PROSPECTUS
                                    [LOGO]
                                  SEASONS
                                      SELECT

                            A new way to
                                   look at money



COMBINATION VARIABLE

 AND FIXED ANNUITY

                                                               [LOGO]
                                                             SUNAMERICA
                                                      THE RETIREMENT SPECIALIST

                                     [LOGO]

                                    PROFILE

                                  July 5, 2000

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE SEASONS SELECT VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE SEASONS SELECT VARIABLE ANNUITY

The Seasons Select Variable Annuity contract is a contract between you and Anchor National Life Insurance Company. We designed Seasons Select to help you save on a tax-deferred basis. Seasons Select provides a means to diversify your investments among asset classes and managers as well as a variety of investment styles to meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment. Of course, certain qualified contracts automatically provide tax deferral regardless of whether they are funded with an annuity.

The Seasons Select Variable Annuity is designed as a long term retirement investment and helps you meet these goals by offering variable investment options. There are nine multimanaged portfolios called SELECT PORTFOLIOS and one multi-managed FOCUSED PORTFOLIO representing a spectrum of investment styles. In addition, there are four STRATEGIES which are managed by five different professional investment managers. The value of any portion of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) will fluctuate up or down based on the performance of the PORTFOLIOS and STRATEGIES you select. You may experience a loss of both principal and earnings. Five fixed investment options, each for a different length of time and offering different interest rates guaranteed by Anchor National, are also available. In addition, the two DCA fixed accounts offer fixed interest rates guaranteed by Anchor National and are available under the contract strictly as source accounts for the Dollar Cost Averaging program.

The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, STRATEGIES and fixed investment options are designed to be used in concert in order to achieve your desired investment goals. You may put money into any of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, STRATEGIES and/or fixed investment options. You may transfer between the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, STRATEGIES and/or the fixed investment options fifteen times per year without charge.

Like most annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) to which your money is allocated and/or the interest rate earned on the fixed investment options. You may withdraw money from your contract during the Accumulation Phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. An IRS tax penalty may apply if you make withdrawals before age 59 1/2. During the Income Phase, you will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or be a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.

The Seasons Select Variable Annuity is available in all states except New York and Oregon.

2. INCOME OPTIONS

You can select from one of five income options:

    (1) payments for your lifetime;

    (2) payments for your lifetime and your survivor's lifetime;

    (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

    (4) payments for your lifetime, but for not less than 10 or 20 years; and

    (5) payments for a specified period of 5 to 30 years.

Other options may be available.

You will also need to decide if you want your payments to fluctuate with investment performance or remain constant, and the date on which your payments will begin. Once you begin receiving payments, you cannot change your income option. If your contract is non-qualified, payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable but any gain to your original investment is currently taxable as ordinary income upon distribution. For qualified contracts, the entire payment is currently taxable as ordinary income.

In addition to the above income options, if elected by you, you may also take income payments under the Income Protector program subject to the provisions thereof.

3. PURCHASING A SEASONS SELECT VARIABLE ANNUITY

You can buy a contract through your financial representative, who can also help you complete the proper forms. For Non-qualified contracts the minimum initial investment is $5000. For Qualified contracts the minimum initial investment is $2000. You can add $500 or more to your contract at any time during the Accumulation Phase.

4.  INVESTMENT OPTIONS

You can put your money into any one or more of the nine distinct SELECT PORTFOLIOS, one FOCUSED PORTFOLIO, four multi-manager variable investment STRATEGIES and/or the seven fixed investment options. The fixed investment options offer fixed rates of interest for specified lengths of time.

Each SELECT PORTFOLIO and each FOCUSED PORTFOLIO has a distinct investment objective utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO and each FOCUSED PORTFOLIO invests in an underlying investment portfolio. Except for the Cash Management portfolio[s], each underlying portfolio is multi-managed by a team of three money managers specializing in the distinct investment style.

The nine SELECT PORTFOLIOS and the respective managers are:

LARGE CAP GROWTH                          LARGE CAP COMPOSITE
BANKERS TRUST COMPANY                     BANKERS TRUST
("BANKERS TRUST")                         SUNAMERICA ASSET
GOLDMAN SACHS ASSET                       MANAGEMENT CORPORATION
MANAGEMENT ("GOLDMAN                      ("SAAMCO")
SACHS")                                   T. ROWE PRICE ASSOCIATES, INC.
JANUS CAPITAL CORPORATION("JANUS")        ("T. ROWE PRICE")

LARGE CAP VALUE                           MID CAP GROWTH
BANKERS TRUST                             BANKERS TRUST
T. ROWE PRICE                             T. ROWE PRICE
WELLINGTON MANAGEMENT                     WELLINGTON
COMPANY LLP ("WELLINGTON")

MID CAP VALUE                             SMALL CAP
BANKERS TRUST                             BANKERS TRUST
GOLDMAN SACHS                             LORD ABBETT
LORD ABBETT & CO. ("LORD ABBETT")         SAAMCO

INTERNATIONAL EQUITY                      DIVERSIFIED FIXED INCOME
BANKERS TRUST                             BANKERS TRUST
GOLDMAN SACHS MANAGEMENT                  SAAMCO
INTERNATIONAL ("GOLDMAN                   WELLINGTON
SACHS INT'L")
LORD ABBETT

CASH MANAGEMENT
SAAMCO

The FOCUSED PORTFOLIO and its managers are:

FOCUS GROWTH
FRED ALGER MANAGEMENT ("FRED ALGER")
JENNISON ASSOCIATES ("JENNISON")
MARISCO CAPITAL MANAGEMENT ("MARISCO CAPITAL")

Each STRATEGY has a different investment objective. The STRATEGIES use an asset allocation investment approach. Each STRATEGY invests in a combination of underlying investment portfolios which in turn invest in a combination of stocks, bonds and cash, to achieve its investment objective. The four investment STRATEGIES and their underlying investment portfolios are:

GROWTH STRATEGY

MODERATE GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM INVESTMENT MANAGEMENT, INC. ("PUTNAM")
- STOCK PORTFOLIO
    T. ROWE PRICE
- MULTI-MANAGED MODERATE GROWTH PORTFOLIO
    JANUS
    SAAMCO
    WELLINGTON

BALANCED GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM
- STOCK PORTFOLIO
    T. ROWE PRICE
- MULTI-MANAGED INCOME/EQUITY PORTFOLIO
    JANUS
    SAAMCO
    WELLINGTON

CONSERVATIVE GROWTH STRATEGY
- ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
    PUTNAM
- STOCK PORTFOLIO
    T. ROWE PRICE
- MULTI-MANAGED INCOME PORTFOLIO
    JANUS
    SAAMCO
    WELLINGTON

The percentage allocation which each STRATEGY invests in each underlying portfolio is depicted on pages 15-16 of the prospectus.

5. EXPENSES

Each year we deduct a $35 ($30 in North Dakota) contract administration fee on your contract anniversary. We currently waive this fee if your contract value is at least $50,000 on your contract anniversary.

We also deduct insurance charges. If you are age 80 or younger at the issue date, the insurance charge amounts to 1.40% annually of the average daily value of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). If you are 81 years of age or older at the issue date, the amount of the insurance charge is 1.52% annually of the average daily value of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). There are also investment charges and other expenses if you put money into the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES), which are estimated to range from 0.85% to 1.30%. Investment charges may be more or less than the percentages reflected here.

If you take your money out in excess of the "free withdrawal" amount allowed for in your contract, we may assess a withdrawal charge that is a percentage of the money you withdraw. The percentage declines with each year the purchase payment is in the contract as follows:

Year  1........   9%          Year  6........   5%
Year  2........   8%          Year  7........   4%
Year  3........   7%          Year  8........   3%
Year  4........   6%          Year  9........   2%
Year  5........   6%          Year 10........   0%

Additionally, if you take money out of a multi-year fixed investment option before the end of the selected period, we may assess an adjustment which could increase or decrease the value of your money.

In some states you may also be assessed a state premium tax of up to 3.5%, depending upon the state in which you reside.

If you transfer among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and/or fixed investment options more than fifteen (15) times per year, we charge a $25 dollar transfer fee for each subsequent transfer ($10 in Pennsylvania and Texas).

If you enroll in the Income Protector program, we charge 0.10% of your Income Benefit Base (as described in the prospectus) from your contract value on each contract anniversary depending on the option you select.

The following charts are designed to help you understand the charges in your contract. THE COLUMN "TOTAL ANNUAL CHARGES" SHOWS THE TOTAL OF THE $35 CONTRACT ADMINISTRATION CHARGE, THE 1.40% OR 1.52% INSURANCE CHARGES, WHICHEVER IS APPLICABLE, AND THE INVESTMENT CHARGES FOR EACH SELECT PORTFOLIO, FOCUSED PORTFOLIO AND STRATEGY. WE CONVERTED THE CONTRACT ADMINISTRATION CHARGE TO A PERCENTAGE (.09%) USING AN ASSUMED CONTRACT SIZE OF $40,000. The actual impact of this charge on your contract may differ from this percentage.

If you are age 80 or younger at contract issue:

      ---------------------------------------------------------------------------------------------------------------
                                 Total Annual
                                  Insurance                                                             EXAMPLES
                                   Related                            Total Annual    Total         Total     Total
                                   Charges                             Investment    Annual        Expenses  Expenses
      SELECT PORTFOLIOS                                                 Related      Charges        at end    at end
                                                                        Charges                       of        of
                                                                                                    1 YEAR   10 YEARS

      ---------------------------------------------------------------------------------------------------------------

      Large Cap Growth              1.49%         (1.40% + .09%)          1.10%       2.59%          $116      $289
      Large Cap Composite           1.49%         (1.40% + .09%)          1.10%       2.59%          $116      $289
      Large Cap Value               1.49%         (1.40% + .09%)          1.10%       2.59%          $116      $289
      Mid Cap Growth                1.49%         (1.40% + .09%)          1.15%       2.64%          $116      $294
      Mid Cap Value                 1.49%         (1.40% + .09%)          1.15%       2.64%          $116      $294
      Small Cap                     1.49%         (1.40% + .09%)          1.15%       2.64%          $116      $294
      International Equity          1.49%         (1.40% + .09%)          1.30%       2.79%          $118      $308
      Diversified Fixed Income      1.49%         (1.40% + .09%)          1.00%       2.49%          $115      $279
      Cash Management               1.49%         (1.40% + .09%)          0.85%       2.34%          $113      $264

      ---------------------------------------------------------------------------------------------------------------
      FOCUSED PORTFOLIOS
      ---------------------------------------------------------------------------------------------------------------
      Focus Growth(2)               1.49%         (1.40% + .09%)          1.30%       2.79%          $118      $308

      -----------------------------------------------------------------------------------------------------------------
                                                                                                         EXAMPLES
                                 Total Annual                         Total Annual                   Total      Total
                                  Insurance                            Investment     Total        Expenses   Expenses
                                   Related                              Related      Annual        at end of  at end of
                                   Charges                             Charges(1)    Charges        1 YEAR    10 YEARS
      STRATEGIES

      -----------------------------------------------------------------------------------------------------------------

      Growth                        1.49%         (1.40% + .09%)          1.14%       2.63%          $116       $293
      Moderate Growth               1.49%         (1.40% + .09%)          1.12%       2.61%          $116       $291
      Balanced Growth               1.49%         (1.40% + .09%)          1.12%       2.61%          $116       $291
      Conservative Growth           1.49%         (1.40% + .09%)          1.10%       2.59%          $116       $289

      -----------------------------------------------------------------------------------------------------------------

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.

(2) This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Related Charges are based on estimated amounts for the current fiscal year.

If you are age 81 or older at contract issue:

      ---------------------------------------------------------------------------------------------------------------
                                 Total Annual
                                  Insurance                                                             EXAMPLES
                                   Related                            Total Annual    Total         Total     Total
                                   Charges                             Investment    Annual        Expenses  Expenses
      SELECT PORTFOLIO(S)                                               Related      Charges        at end    at end
                                                                        Charges                       of        of
                                                                                                    1 YEAR   10 YEARS

      ---------------------------------------------------------------------------------------------------------------

      Large Cap Growth              1.61%         (1.52% + .09%)          1.10%       2.71%          $117      $300
      Large Cap Composite           1.61%         (1.52% + .09%)          1.10%       2.71%          $117      $300
      Large Cap Value               1.61%         (1.52% + .09%)          1.10%       2.71%          $117      $300
      Mid Cap Growth                1.61%         (1.52% + .09%)          1.15%       2.76%          $118      $305
      Mid Cap Value                 1.61%         (1.52% + .09%)          1.15%       2.76%          $118      $305
      Small Cap Portfolio           1.61%         (1.52% + .09%)          1.15%       2.76%          $118      $305
      International Equity          1.61%         (1.52% + .09%)          1.30%       2.91%          $119      $320
      Diversified Fixed Income      1.61%         (1.52% + .09%)          1.00%       2.61%          $116      $291
      Cash Management               1.61%         (1.52% + .09%)          0.85%       2.46%          $115      $276
      ---------------------------------------------------------------------------------------------------------------
      FOCUSED PORTFOLIOS
      ---------------------------------------------------------------------------------------------------------------
      Focus Growth(2)               1.61%         (1.52% + .09%)          1.30%       2.91%          $119      $320

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                                                                                                         EXAMPLES
                                 Total Annual                         Total Annual                   Total      Total
                                  Insurance                            Investment     Total        Expenses   Expenses
                                   Related                              Related      Annual        at end of  at end of
                                   Charges                             Charges(1)    Charges        1 YEAR    10 YEARS
      STRATEGY(IES)

      -----------------------------------------------------------------------------------------------------------------

      Growth                        1.61%         (1.52% + .09%)          1.14%       2.75%          $117       $304
      Moderate Growth               1.61%         (1.52% + .09%)          1.12%       2.73%          $117       $302
      Balanced Growth               1.61%         (1.52% + .09%)          1.12%       2.73%          $117       $302
      Conservative Growth           1.61%         (1.52% + .09%)          1.10%       2.71%          $117       $300
      -----------------------------------------------------------------------------------------------------------------

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.
(2) This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Related Charges are based on estimated amounts for the current fiscal year.

If you are age 80 or younger at contract issue and you elect to enroll in the OPTIONAL Income Protector Program (0.10%):

      ------------------------------------------------------------------------------------------------------------------------
                                Total Annual
                                 Insurance                                                                       EXAMPLES
                                  Related                                          Total Annual   Total      Total     Total
                                  Charges                                           Investment   Annual     Expenses  Expenses
                                                                                     Related     Charges     at end    at end
                                                                                     Charges                   of        of
                                                                                                             1 YEAR   10 YEARS
      SELECT PORTFOLIOS

      ------------------------------------------------------------------------------------------------------------------------

      Large Cap Growth             1.59%             (1.40% + .09% + .10%)            1.10%       2.69%       $117      $300
      Large Cap Composite          1.59%             (1.40% + .09% + .10%)            1.10%       2.69%       $117      $300
      Large Cap Value              1.59%             (1.40% + .09% + .10%)            1.10%       2.69%       $117      $300
      Mid Cap Growth               1.59%             (1.40% + .09% + .10%)            1.15%       2.74%       $117      $305
      Mid Cap Value                1.59%             (1.40% + .09% + .10%)            1.15%       2.74%       $117      $305
      Small Cap                    1.59%             (1.40% + .09% + .10%)            1.15%       2.74%       $117      $305
      International Equity         1.59%             (1.40% + .09% + .10%)            1.30%       2.89%       $119      $319
      Diversified Fixed Income     1.59%             (1.40% + .09% + .10%)            1.00%       2.59%       $116      $290
      Cash Management              1.59%             (1.40% + .09% + .10%)            0.85%       2.44%       $114      $275
      ------------------------------------------------------------------------------------------------------------------------
      FOCUSED PORTFOLIOS
      ------------------------------------------------------------------------------------------------------------------------
      Focus Growth(2)              1.59%             (1.40% + .09% + .10%)            1.30%       2.89%       $119      $319

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                                                                                                                  EXAMPLES
                                Total Annual                                       Total Annual               Total      Total
                                 Insurance                                          Investment    Total     Expenses   Expenses
                                  Related                                            Related     Annual     at end of  at end of
                                  Charges                                           Charges(1)   Charges     1 YEAR    10 YEARS
      STRATEGIES

      --------------------------------------------------------------------------------------------------------------------------

      Growth                       1.59%             (1.40% + .09% + .10%)            1.14%       2.73%       $117       $304
      Moderate Growth              1.59%             (1.40% + .09% + .10%)            1.12%       2.71%       $117       $302
      Balanced Growth              1.59%             (1.40% + .09% + .10%)            1.12%       2.71%       $117       $302
      Conservative Growth          1.59%             (1.40% + .09% + .10%)            1.10%       2.69%       $117       $300
      --------------------------------------------------------------------------------------------------------------------------

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.
(2) This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Related Charges are based on estimated amounts for the current fiscal year.

If you are age 81 or older at contract issue and you elect to enroll in the OPTIONAL Income Protector Program (0.10%):

      -----------------------------------------------------------------------------------------------------------------
                                 Total Annual
                                  Insurance                                                               EXAMPLES
                                   Related                                  Total Annual   Total      Total     Total
                                   Charges                                   Investment   Annual     Expenses  Expenses
                                                                              Related     Charges     at end    at end
                                                                              Charges                   of        of
                                                                                                      1 YEAR   10 YEARS
      SELECT PORTFOLIO(S)

      -----------------------------------------------------------------------------------------------------------------

      Large Cap Growth              1.71%         (1.52% + .09% + .10%)        1.10%       2.81%       $118      $312
      Large Cap Composite           1.71%         (1.52% + .09% + .10%)        1.10%       2.81%       $118      $312
      Large Cap Value               1.71%         (1.52% + .09% + .10%)        1.10%       2.81%       $118      $312
      Mid Cap Growth                1.71%         (1.52% + .09% + .10%)        1.15%       2.86%       $119      $316
      Mid Cap Value                 1.71%         (1.52% + .09% + .10%)        1.15%       2.86%       $119      $316
      Small Cap Portfolio           1.71%         (1.52% + .09% + .10%)        1.15%       2.86%       $119      $316
      International Equity          1.71%         (1.52% + .09% + .10%)        1.30%       3.01%       $120      $331
      Diversified Fixed Income      1.71%         (1.52% + .09% + .10%)        1.00%       2.71%       $117      $302
      Cash Management               1.71%         (1.52% + .09% + .10%)        0.85%       2.56%       $116      $287
      -----------------------------------------------------------------------------------------------------------------
      FOCUSED PORTFOLIOS
      -----------------------------------------------------------------------------------------------------------------
      Focus Growth(2)               1.71%         (1.52% + .09% + .10%)        1.30%       3.01%       $120      $331

      -------------------------------------------------------------------------------------------------------------------
                                                                                                           EXAMPLES
                                 Total Annual                               Total Annual               Total      Total
                                  Insurance                                  Investment    Total     Expenses   Expenses
                                   Related                                    Related     Annual     at end of  at end of
                                   Charges                                   Charges(1)   Charges     1 YEAR    10 YEARS
      STRATEGY(IES)

      -------------------------------------------------------------------------------------------------------------------

      Growth                        1.71%         (1.52% + .09% + .10%)        1.14%       2.85%       $118       $315
      Moderate Growth               1.71%         (1.52% + .09% + .10%)        1.12%       2.83%       $118       $313
      Balanced Growth               1.71%         (1.52% + .09% + .10%)        1.12%       2.83%       $118       $313
      Conservative Growth           1.71%         (1.52% + .09% + .10%)        1.10%       2.81%       $118       $312
      -------------------------------------------------------------------------------------------------------------------

(1) Investment related charges for each STRATEGY are based upon the allocation to the underlying investment portfolio after the quarterly rebalancing described in the prospectus.
(2) This portfolio was not available for sale during fiscal year 2000. The Total Annual Investment Related Charges are based on estimated amounts for the current fiscal year.

The examples assume that you invested $1,000 in a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY which earns 5% annually and that you withdrew your money at the end of a 1 year period and at the end of a 10 year period. For year 1, the total annual charges are assessed as well as the withdrawal charge. For year 10, the example reflects the total annual charges but there is no withdrawal charge applicable. The annual investment-related expenses may vary. The amounts shown here are estimates and reflect the waiver or reimbursement of expenses by the investment adviser. No premium taxes are reflected. Please see the Fee Tables in the prospectus for more detailed information regarding the fees and expenses incurred under the contract.

6. TAXES

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a Qualified contract (one that is established with before tax dollars) all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income tax rate. You may be subject to a 10% IRS tax penalty for distributions or withdrawals before age 59 1/2.

7. ACCESS TO YOUR MONEY

Withdrawals may be made from your contract in the amount of $1,000 or more.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due at the time the free withdrawals were taken if your free withdrawal had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the Total Invested Amount.
The penalty-free earnings portion of your contract is simply your account value less your Total Invested Amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made.

During the first year after we issue your contract your free withdrawal amount is the greater of:

1.  Your penalty-free earnings; or

2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount, less any withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges; or

2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year, less any withdrawals taken during the contract year.

If you withdraw your entire contract value and you have purchase payments still subject to a surrender penalty, you will not receive the benefit of any free withdrawal amount. A separate withdrawal charge schedule applies to each purchase payment. After a purchase payment has been in the contract for nine full years, withdrawal charges no longer apply to that portion of the money. Of course, upon withdrawal you may also have to pay income taxes and a 10% IRS tax penalty may apply. Neither withdrawal charges nor the 10% IRS tax penalty are assessed when a death benefit is paid.

8. PERFORMANCE

The value of your annuity will fluctuate depending upon the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) you select. From time to time we may advertise a SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S or STRATEGY'S total return. The total return figures are based on historical data and are not intended to indicate future performance.


      -------------------------------------------------
                                    1999        1999
                                  (reflects   (reflects
                                   age 80      age 81
                                     or          or
      Strategy                    younger)     older)
      -------------------------------------------------
      Growth...................    35.32%      35.21%
      Moderate Growth..........    29.61%      29.48%
      Balanced Growth..........    16.90%      16.79%
      Conservative Growth......    10.57%      10.44%
      -------------------------------------------------

9. DEATH BENEFIT

If you, or the joint annuitant, if one exists, should die during the Accumulation Phase, your Beneficiary will receive a death benefit.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:

(1) the value of your contract at the time we receive satisfactory proof of death; or (2) total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or (3) the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue); or (4) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issued your contract, you were 81 years old or older, the death benefit is the greatest of: (1) the value of your contract at the time we receive satisfactory proof of death, or (2) total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at 3% to date of death.

10. OTHER INFORMATION

OWNERSHIP: The contract is an allocated fixed and variable group annuity contract. A group contract is issued to a contractholder, for the benefit of the participants in the group. You, as an owner of a Seasons Select Variable Annuity, are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this Profile and the prospectus, the term contract refers to your certificate. In some states an individual fixed and variable annuity contract may be available instead, which is identical to the group contract described in this Profile and the prospectus except that it is issued directly to the individual owner.

FREE LOOK: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of the money in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) plus any money you put into the fixed investment options. Its value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semi-annual or annual checks during the Accumulation Phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals during the Accumulation Phase may be taxable and a 10% IRS tax penalty may apply if you are under age
59 1/2.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually into one or more of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES).

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to put money in a fixed investment option and one or more SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) and we will guarantee that the portion allocated to the fixed investment option assuming that it remains invested in that option, will grow to equal your principal investment.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $50 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

11. INQUIRIES:

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

Anchor National Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
800/445-SUN2

If money accompanies your correspondence, you should direct it to:

Anchor National Life Insurance Company
P.O. Box 100330
Pasadena, California 91189-0001

                                     [LOGO]

                                   PROSPECTUS
                                  July 5, 2000
                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 21 investment choices - 7 fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time, 9 variable investment SELECT PORTFOLIOS, 1 variable investment FOCUSED PORTFOLIO and 4 variable investment STRATEGIES:

           SELECT PORTFOLIOS                  FOCUSED PORTFOLIOS                     STRATEGIES
           LARGE CAP GROWTH                      FOCUS GROWTH                          GROWTH
          LARGE CAP COMPOSITE                                                      MODERATE GROWTH
            LARGE CAP VALUE                                                        BALANCED GROWTH
            MID CAP GROWTH                                                       CONSERVATIVE GROWTH
             MID CAP VALUE
               SMALL CAP
         INTERNATIONAL EQUITY
       DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

           SELECT PORTFOLIOS                  FOCUSED PORTFOLIOS                     STRATEGIES
         BANKERS TRUST COMPANY              FRED ALGER MANAGEMENT        PUTNAM INVESTMENT MANAGEMENT, INC.
    GOLDMAN SACHS ASSET MANAGEMENT           JENNISON ASSOCIATES           T. ROWE PRICE ASSOCIATES, INC.
       JANUS CAPITAL CORPORATION          MARISCO CAPITAL MANAGEMENT          JANUS CAPITAL CORPORATION
        LORD, ABBETT & COMPANY                                         SUNAMERICA ASSET MANAGEMENT CORPORATION
SUNAMERICA ASSET MANAGEMENT CORPORATION                                  WELLINGTON MANAGEMENT COMPANY, LLP
    T. ROWE PRICE ASSOCIATES, INC.
GOLDMAN SACHS MANAGEMENT INTERNATIONAL
  WELLINGTON MANAGEMENT COMPANY, LLP

You can put your money into any one or all of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 5, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.

The table of contents of the SAI appears on page 37 of this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN
DOCUMENTS BY REFERENCE

Anchor National's Annual Report on Form 10-K for the year ended
December 31, 1999 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

    Anchor National Life Insurance Company
    Annuity Service Center
    P.O. Box 54299
    Los Angeles, California 90054-0299
    Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS

 GLOSSARY....................................................    4
 FEE TABLES..................................................    5
     Owner Transaction Expenses..............................    5
     Annual Separate Account Expenses........................    5
     The Income Protector Fee................................    5
     Investment Portfolio Expenses of Portfolios.............    6
     Investment Portfolio Expenses by Strategy...............    6
     Investment Portfolio Expenses for Strategy Underlying
      Portfolios.............................................    6
 EXAMPLES....................................................    7
 THE SEASONS SELECT VARIABLE ANNUITY.........................   10
 PURCHASING A SEASONS SELECT VARIABLE ANNUITY................   11
     Allocation of Purchase Payments.........................   11
     Accumulation Units......................................   11
     Free Look...............................................   12
 INVESTMENT OPTIONS..........................................   12
     Variable Investment Options.............................   12
       THE PORTFOLIOS........................................   13
       THE STRATEGIES........................................   14
     Market Value Adjustment.................................   17
     Transfers During the Accumulation Phase.................   18
     Dollar Cost Averaging...................................   19
     Principal Advantage Program.............................   20
     Voting Rights...........................................   21
     Substitution............................................   21
 ACCESS TO YOUR MONEY........................................   21
     Free Withdrawal Provision...............................   21
     Systematic Withdrawal Program...........................   23
     Minimum Contract Value..................................   23
     Qualified Contract Owners...............................   23
 DEATH BENEFIT...............................................   23
     Death of the Annuitant..................................   24
 EXPENSES....................................................   25
     Insurance Charges.......................................   25
     Withdrawal Charges......................................   25
     Investment Charges......................................   26
     Contract Maintenance Fee................................   26
     Transfer Fee............................................   26
     Premium Tax.............................................   26
     Income Taxes............................................   26
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited............................   26
 INCOME OPTIONS..............................................   27
     Annuity Date............................................   27
     Income Options..........................................   27
     Allocation of Annuity Payments..........................   28
     Transfers During the Income Phase.......................   29
     Deferment of Payments...................................   29
     The Income Protector....................................   29
 TAXES.......................................................   32
     Annuity Contracts in General............................   32
     Tax Treatment of Distributions--Non-qualified
      Contracts..............................................   32
     Tax Treatment of Distributions--Qualified Contracts.....   32
     Minimum Distributions...................................   33
     Diversification.........................................   33
 PERFORMANCE.................................................   33
 OTHER INFORMATION...........................................   34
     Anchor National.........................................   34
     The Separate Account....................................   34
     Custodian...............................................   34
     The General Account.....................................   35
     Distribution of the Contract............................   35
     Administration..........................................   35
     Legal Proceedings.......................................   35
 INDEPENDENT ACCOUNTANTS.....................................   36
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   37
 APPENDIX A--CONDENSED FINANCIAL INFORMATION.................  A-1
 APPENDIX B--MARKET VALUE ADJUSTMENT.........................  B-1
 APPENDIX C--PREMIUM TAXES...................................  C-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Anchor National Life Insurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each STRATEGY has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.

PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each PORTFOLIO has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three different advisors.

SEASONS SELECT VARIABLE ANNUITY FEE TABLES
                    ------------------------------------------------------------

OWNER TRANSACTION EXPENSES

Withdrawal Charge as a percentage of Purchase Payments:

Year 1..............    9%      Year 6..............    5%
Year 2..............    8%      Year 7..............    4%
Year 3..............    7%      Year 8..............    3%
Year 4..............    6%      Year 9..............    2%
Year 5..............    6%      Year 10.............    0%

Contract Maintenance Charge........  $35 each year ($30 in North Dakota)
Transfer Fee.......................  No charge for first fifteen transfers each year; thereafter, the fee is $25
                                     per transfer ($10 in
                                     Pennsylvania and Texas)

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of daily net asset value)

If age 80 or younger at contract issue:

Mortality Risk Charge....................  0.90%
Expense Risk Charge......................  0.35%
Distribution Expense Charge..............  0.15%
                                           ----
      Total Separate Account Expenses....  1.40%

If age 81 or older at contract issue:

Mortality Risk Charge....................  1.02%
Expense Risk Charge......................  0.35%
Distribution Expense Charge..............  0.15%
                                           ----
      Total Separate Account Expenses....  1.52%

                            THE INCOME PROTECTOR FEE
                 (The Income Protector Program is optional and
       if elected the fee is deducted annually from your contract value.)

Fee as a percentage of your Income
 Benefit Base*.......................         0.10%

* The Income Benefit Base is calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

                  INVESTMENT PORTFOLIO EXPENSES OF PORTFOLIOS
  (based on the total annual expenses of the underlying investment portfolios reflected below as of the fiscal year end of the
                          Trust ending March 31, 2000)

                                           MANAGEMENT      OTHER     TOTAL ANNUAL
                                              FEE         EXPENSES     EXPENSES
---------------------------------------------------------------------------------
SELECT PORTFOLIOS
---------------------------------------
    Large Cap Growth                          0.80%         0.30%        1.10%
    Large Cap Composite                       0.80%         0.30%        1.10%
    Large Cap Value                           0.80%         0.30%        1.10%
    Mid Cap Growth                            0.85%         0.30%        1.15%
    Mid Cap Value                             0.85%         0.30%        1.15%
    Small Company                             0.85%         0.30%        1.15%
    International Equity                      1.00%         0.30%        1.30%
    Diversified Fixed Income                  0.70%         0.30%        1.00%
    Cash Management                           0.55%         0.30%        0.85%
---------------------------------------------------------------------------------
FOCUSED PORTFOLIOS
---------------------------------------
    Focus Growth*                             1.00%         0.30%        1.30%
---------------------------------------------------------------------------------

* This portfolio was not available for sale during fiscal year 2000. The percentages are based on estimated amounts for the current fiscal year.

                   INVESTMENT PORTFOLIO EXPENSES BY STRATEGY
  (based on the total annual expenses of the underlying investment portfolios reflected below as of the fiscal year end of the
                          Trust ending March 31, 2000)

                                           MANAGEMENT     OTHER     TOTAL ANNUAL
                                              FEE        EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Growth                                       0.87%         0.27%        1.14%
Moderate Growth                              0.85%         0.27%        1.12%
Balanced Growth                              0.83%         0.29%        1.12%
Conservative Growth                          0.80%         0.30%        1.10%
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PORTFOLIO EXPENSES IF INVESTED IN STRATEGIES:
The Investment Portfolio Expenses table set forth below identify the total investment expenses charged by the underlying investment portfolios of Seasons Series Trust. Each contractholder invested in a STRATEGY will incur only a portion of the investment expense of those portfolios in which the STRATEGY invests. The table above entitled "Investment Portfolio Expenses by STRATEGY" shows an approximation of the total investment expenses a contractholder may incur if invested in each respective STRATEGY, after the automatic quarterly rebalancing of such STRATEGY as described on page 14. The actual investment expenses incurred by contractholders within a STRATEGY will vary depending upon the daily net asset value of each investment portfolio in which such STRATEGY is invested.

                         INVESTMENT PORTFOLIO EXPENSES
                       FOR STRATEGY UNDERLYING PORTFOLIOS
(as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the
                          Trust ending March 31, 2000)

                                           MANAGEMENT     OTHER     TOTAL ANNUAL
                                              FEE        EXPENSES     EXPENSES
--------------------------------------------------------------------------------
    Stock                                    0.85%         0.21%        1.06%
    Asset Allocation: Diversified
     Growth                                  0.85%         0.36%        1.21%
    Multi-Managed Growth                     0.89%         0.26%        1.15%
    Multi-Managed Moderate Growth            0.85%         0.25%        1.10%
    Multi-Managed Income/Equity              0.81%         0.29%        1.10%
    Multi-Managed Income                     0.77%         0.29%        1.06%
--------------------------------------------------------------------------------

THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY SEASONS SERIES TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment, if applicable, and:

  (a) If the contract is surrendered at the end of the stated time period and if you were 80 or younger at time of issue.
  (b) If the contract is surrendered at the end of the stated time period and if you were age 81 or older at time of issue.
  (c) If the contract is not surrendered or is annuitized and you were 80 or younger at time of issue.*
  (d) If the contract is not surrendered or is annuitized and you were 81 or older at time of issue.*

                                                        TIME PERIODS
SELECT PORTFOLIO                1 YEAR           3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------

Large Cap Growth               (a)  $116        (a)  $150         (a)  $196         (a)  $289
                               (b)  $117        (b)  $153         (b)  $202         (b)  $300
                               (c)  $26         (c)  $ 80         (c)  $136         (c)  $289
                               (d)  $27         (d)  $ 83         (d)  $142         (d)  $300
Large Cap Composite            (a)  $116        (a)  $150         (a)  $196         (a)  $289
                               (b)  $117        (b)  $153         (b)  $202         (b)  $300
                               (c)  $26         (c)  $ 80         (c)  $136         (c)  $289
                               (d)  $27         (d)  $ 83         (d)  $142         (d)  $300
Large Cap Value                (a)  $116        (a)  $150         (a)  $196         (a)  $289
                               (b)  $117        (b)  $153         (b)  $202         (b)  $300
                               (c)  $26         (c)  $ 80         (c)  $136         (c)  $289
                               (d)  $27         (d)  $ 83         (d)  $142         (d)  $300
Mid Cap Growth                 (a)  $116        (a)  $151         (a)  $198         (a)  $294
                               (b)  $118        (b)  $155         (b)  $204         (b)  $305
                               (c)  $26         (c)  $ 81         (c)  $138         (c)  $294
                               (d)  $28         (d)  $ 85         (d)  $144         (d)  $305
Mid Cap Value                  (a)  $116        (a)  $151         (a)  $198         (a)  $294
                               (b)  $118        (b)  $155         (b)  $204         (b)  $305
                               (c)  $26         (c)  $ 81         (c)  $138         (c)  $294
                               (d)  $28         (d)  $ 85         (d)  $144         (d)  $305
Small Company                  (a)  $116        (a)  $151         (a)  $198         (a)  $294
                               (b)  $118        (b)  $155         (b)  $204         (b)  $305
                               (c)  $26         (c)  $ 81         (c)  $138         (c)  $294
                               (d)  $28         (d)  $ 85         (d)  $144         (d)  $305
International Equity           (a)  $118        (a)  $155         (a)  $206         (a)  $308
                               (b)  $119        (b)  $159         (b)  $212         (b)  $320
                               (c)  $28         (c)  $ 85         (c)  $146         (c)  $308
                               (d)  $29         (d)  $ 89         (d)  $152         (d)  $320
Diversified Fixed Income       (a)  $115        (a)  $147         (a)  $191         (a)  $279
                               (b)  $116        (b)  $150         (b)  $197         (b)  $291
                               (c)  $25         (c)  $ 77         (c)  $131         (c)  $279
                               (d)  $26         (d)  $ 80         (d)  $137         (d)  $291
Cash Management                (a)  $113        (a)  $142         (a)  $183         (a)  $264
                               (b)  $115        (b)  $146         (b)  $189         (b)  $276
                               (c)  $23         (c)  $ 72         (c)  $123         (c)  $264
                               (d)  $25         (d)  $ 76         (d)  $129         (d)  $276
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FOCUSED PORTFOLIOS              1 YEAR           3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------
Focus Growth**                 (a)  $118        (a)  $155         (a)  $206         (a)  $308
                               (b)  $119        (b)  $159         (b)  $212         (b)  $320
                               (c)  $28         (c)  $ 85         (c)  $146         (c)  $308
                               (d)  $29         (d)  $ 89         (d)  $152         (d)  $320
----------------------------------------------------------------------------------------------

                                                    TIME PERIODS
STRATEGY                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

Growth                     (a)  $116        (a)  $151         (a)  $198         (a)  $293
                           (b)  $117        (b)  $154         (b)  $204         (b)  $304
                           (c)  $26         (c)  $ 81         (c)  $138         (c)  $293
                           (d)  $27         (d)  $ 84         (d)  $144         (d)  $304
Moderate Growth            (a)  $116        (a)  $150         (a)  $197         (a)  $291
                           (b)  $117        (b)  $154         (b)  $203         (b)  $302
                           (c)  $26         (c)  $ 80         (c)  $137         (c)  $291
                           (d)  $27         (d)  $ 84         (d)  $143         (d)  $302
Balanced Growth            (a)  $116        (a)  $150         (a)  $197         (a)  $291
                           (b)  $117        (b)  $154         (b)  $203         (b)  $302
                           (c)  $26         (c)  $ 80         (c)  $137         (c)  $291
                           (d)  $27         (d)  $ 84         (d)  $143         (d)  $302
Conservative Growth        (a)  $116        (a)  $150         (a)  $196         (a)  $289
                           (b)  $117        (b)  $153         (b)  $202         (b)  $300
                           (c)  $26         (c)  $ 80         (c)  $136         (c)  $289
                           (d)  $27         (d)  $ 83         (d)  $142         (d)  $300
------------------------------------------------------------------------------------------

* We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector Program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector Program as if you had fully surrendered your contract.

** This portfolio was not available for sale during fiscal year 2000. The figures are based on estimated amounts for the current fiscal year.

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment, if applicable, election of the OPTIONAL Income Protector Program and:
  (a) If the contract is surrendered at the end of the stated time period and if you were 80 or younger at time of issue.
  (b) If the contract is surrendered at the end of the stated time period and if you were age 81 or older at time of issue.

                                                        TIME PERIODS
SELECT PORTFOLIO                1 YEAR           3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------

Large Cap Growth               (a)  $117        (a)  $153         (a)  $201         (a)  $300
                               (b)  $118        (b)  $156         (b)  $207         (b)  $312
Large Cap Composite            (a)  $117        (a)  $153         (a)  $201         (a)  $300
                               (b)  $118        (b)  $156         (b)  $207         (b)  $312
Large Cap Value                (a)  $117        (a)  $153         (a)  $201         (a)  $300
                               (b)  $118        (b)  $156         (b)  $207         (b)  $312
Mid Cap Growth                 (a)  $117        (a)  $154         (a)  $203         (a)  $305
                               (b)  $119        (b)  $158         (b)  $209         (b)  $316
Mid Cap Value                  (a)  $117        (a)  $154         (a)  $203         (a)  $305
                               (b)  $119        (b)  $158         (b)  $209         (b)  $316
Small Company                  (a)  $117        (a)  $154         (a)  $203         (a)  $305
                               (b)  $119        (b)  $158         (b)  $209         (b)  $316
International Equity           (a)  $119        (a)  $159         (a)  $211         (a)  $319
                               (b)  $120        (b)  $162         (b)  $217         (b)  $331
Diversified Fixed Income       (a)  $116        (a)  $150         (a)  $196         (a)  $290
                               (b)  $117        (b)  $153         (b)  $202         (b)  $302
Cash Management                (a)  $114        (a)  $145         (a)  $189         (a)  $275
                               (b)  $116        (b)  $149         (b)  $195         (b)  $287
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FOCUSED PORTFOLIOS              1 YEAR           3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------
Focus Growth**                 (a)  $119        (a)  $159         (a)  $211         (a)  $319
                               (b)  $120        (b)  $162         (b)  $217         (b)  $331
----------------------------------------------------------------------------------------------

                                                    TIME PERIODS
STRATEGY                    1 YEAR           3 YEARS           5 YEARS          10 YEARS
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

Growth                     (a)  $117        (a)  $154         (a)  $203         (a)  $304
                           (b)  $118        (b)  $157         (b)  $209         (b)  $315
Moderate Growth            (a)  $117        (a)  $153         (a)  $202         (a)  $302
                           (b)  $118        (b)  $157         (b)  $208         (b)  $313
Balanced Growth            (a)  $117        (a)  $153         (a)  $202         (a)  $302
                           (b)  $118        (b)  $157         (b)  $208         (b)  $313
Conservative Growth        (a)  $117        (a)  $153         (a)  $201         (a)  $300
                           (b)  $118        (b)  $156         (b)  $207         (b)  $312
------------------------------------------------------------------------------------------

** This portfolio was not available for sale during fiscal year 2000. The figures are based on estimated amounts for the current fiscal year.

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses and investment portfolio expenses by SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY.

2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable. Although premium taxes may apply in certain states, they are not reflected in the Examples. In addition, these examples do not reflect the fees associated with the Income Protector Program.

3. For certain investment portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES invest, SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Multi-Managed Growth Portfolio 1.29%, Multi-Managed Moderate Growth Portfolio 1.21%, Multi-Managed Income/Equity Portfolio 1.14%, Multi-Managed Income Portfolio 1.06%, Asset Allocation:
      Diversified Growth Portfolio 1.21%, Stock Portfolio 1.21%, Large Cap Growth Portfolio 1.10%, Large Cap Composite Portfolio 1.10%, Large Cap Value Portfolio 1.10%, Mid Cap Growth Portfolio 1.15%, Mid Cap Value Portfolio 1.15%, Small Cap Portfolio 1.15%, International Equity Portfolio 1.30%, Diversified Fixed Income Portfolio 1.00%, Focus Growth 1.30% and Cash Management Portfolio 0.85%. SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SAAMCo may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SAAMCo with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations. During the time period reflected in this Fee Table, the adviser did not rely on any of these waiver and/or reimbursement agreements.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The historical accumulation unit values for the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGY(IES) are contained in Appendix A--Condensed Financial Information.

THE SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

    - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

    - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

    - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or STRATEGIES. The amount of money you accumulate in your contract depends on the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEG(IES) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 12.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Seasons Select Variable Annuity. When you purchase a Seasons Select Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York and Oregon. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select may not currently be available in all states.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 9 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase.

PURCHASING A SEASONS SELECT VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                                       MINIMUM
                                MINIMUM INITIAL       SUBSEQUENT
                                PURCHASE PAYMENT   PURCHASE PAYMENT
                                ----------------   ----------------
Qualified                             $2,000             $500
Non-Qualified                         $5,000             $500

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause the contact value or Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional Automatic Payment Plan allows you to make subsequent payments as small as $50.00. We may refuse any Purchase Payment.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed accounts, SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 12.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

    - Send your money back to you; or

    - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO after the NYSE closes each day. We do this by:

    1. determining the total value of money invested in a particular STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO;

    2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

    3.  dividing this amount by the number of outstanding Accumulation Units.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Unless otherwise required by state law, you will receive back the value of the money allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) on the day we receive your request plus any Purchase Payment in the fixed investment options. This value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments, or (2) the value of your contract. At the end of the free look period, we reallocate your money according to your instructions.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES alone or in concert with the fixed investment options. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE INVESTMENT OPTIONS

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. SAAMCo, an affiliate of Anchor National, manages Seasons Series Trust. SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.

THE PORTFOLIOS

The contract offers nine SELECT PORTFOLIOS, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers one FOCUSED PORTFOLIO. Each multi-managed FOCUSED PORTFOLIO offers you at least two different professional managers, one of which may be SAAMCo, and each of which advises a separate portion of the FOCUSED PORTFOLIO. Each manager actively selects a limited number of stocks that represent their best ideas. This approach to investing results in a more concentrated portfolio, which will be less diversified than the SELECT PORTFOLIOS, and may be subject to greater market risks.

Each underlying PORTFOLIO and the respective managers are:

SELECT PORTFOLIOS                                   LARGE CAP COMPOSITE
LARGE CAP GROWTH                                    Bankers Trust
Bankers Trust                                       SAAMCo
Goldman Sachs                                       T. Rowe Price
Janus

LARGE CAP VALUE                                     MID CAP GROWTH
Bankers Trust                                       Bankers Trust
T. Rowe Price                                       T. Rowe Price
Wellington                                          Wellington

MID CAP VALUE                                       SMALL CAP
Bankers Trust                                       Bankers Trust
Goldman Sachs                                       Lord Abbett
Lord Abbett                                         SAAMCo

INTERNATIONAL EQUITY                                DIVERSIFIED FIXED INCOME
Bankers Trust                                       Bankers Trust
Goldman Sachs Int'l                                 SAAMCo
Lord Abbett                                         Wellington

CASH MANAGEMENT
SAAMCo

FOCUSED PORTFOLIO
FOCUS GROWTH
Fred Alger
Jennison
Marisco Capital

PORTFOLIO OPERATION

Each PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers. Generally, an equal portion of the Purchase Payments received for allocation to each PORTFOLIO will be allocated among the three managers for that PORTFOLIO. Each quarter SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the in-coming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO. Transfers made as a result of rebalancing a PORTFOLIO are not considered a transfer under your contract.

THE STRATEGIES

The contract offers four multi-manager variable investment STRATEGIES, each with a different investment objective. We designed the STRATEGIES utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each STRATEGY is designed to achieve different levels of growth over time.

Each STRATEGY invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the STRATEGY.

The underlying investment portfolios of Seasons Series Trust in which the STRATEGIES invest include the Asset Allocation--Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam. The Stock Portfolio is managed by T. Rowe Price. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus, a balanced component managed by SAAMCo and a fixed income component managed by Wellington, LLP. The Growth STRATEGY and the Moderate Growth STRATEGY also have an aggressive growth component which SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each STRATEGY uses an investment approach based on asset allocation. This approach is achieved by each STRATEGY investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each STRATEGY initially has a neutral asset allocation mix of stocks, bonds and cash. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each STRATEGY with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each STRATEGY. The pie charts on the following pages demonstrate:

    - the neutral asset allocation mix for each STRATEGY; and

    - the percentage allocation in which each STRATEGY invests.

STRATEGY REBALANCING

Each STRATEGY is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. In order to maintain the mix of investment portfolios consistent with each STRATEGY's objective, each STRATEGY within your contract is rebalanced each quarter. On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any STRATEGY more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such STRATEGY. Rebalancing a STRATEGY may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns. Transfers made as a result of rebalancing a STRATEGY are not counted against your fifteen free transfers per year.

                                     GROWTH

    GOAL: Long-term growth of capital, allocating its assets primarily to stocks. This STRATEGY may be best suited for those with longer periods to invest.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  80%
Bonds   15%
Cash     5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

MULTI-MANAGED GROWTH PORTFOLIO             50%
Managed by:
     Janus Capital Corporation
     SunAmerica Asset Management Corp.
     Wellington Management Company, LLP

STOCK PORTFOLIO                            25%
Managed by T. Rowe Price Associates,
 Inc.

ASSET ALLOCATION: DIVERSIFIED GROWTH
 PORTFOLIO                                 25%
Managed by Putnam Investment
 Management, Inc.

                                MODERATE GROWTH

    GOAL: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth STRATEGY. This STRATEGY may be best suited for those nearing retirement years but still earning income.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  70%
Bonds   25%
Cash     5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

MULTI-MANAGED MODERATE GROWTH PORTFOLIO  55%
Managed by:
     Janus Capital Corporation
     SunAmerica Asset Management Corp.
     Wellington Management Company, LLP

STOCK PORTFOLIO                          20%
Managed by T. Rowe Price Associates,
 Inc.

ASSET ALLOCATION: DIVERSIFIED GROWTH
 PORTFOLIO                               25%
Managed by Putnam Investment
 Management, Inc.

                                BALANCED GROWTH

    GOAL: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This STRATEGY may be best suited for those approaching retirement and with less tolerance for investment risk.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  55%
Bonds   40%
Cash     5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

MULTI-MANAGED INCOME/EQUITY PORTFOLIO      55%
Managed by:
     Janus Capital Corporation
     SunAmerica Asset Management Corp.
     Wellington Management Company, LLP

STOCK PORTFOLIO                            20%
Managed by T. Rowe Price Associates,
 Inc.

ASSET ALLOCATION: DIVERSIFIED GROWTH
 PORTFOLIO                                 25%
Managed by Putnam Investment
 Management, Inc.

                              CONSERVATIVE GROWTH

    GOAL: Capital preservation while maintaining some potential for growth over the long term. This STRATEGY may be best suited for those with lower investment risk tolerance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  42%
Bonds   53%
Cash     5%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

MULTI-MANAGED INCOME PORTFOLIO           60%
Managed by:
     Janus Capital Corporation
     SunAmerica Asset Management Corp.
     Wellington Management Company, LLP

STOCK PORTFOLIO                          15%
Managed by T. Rowe Price Associates,
 Inc.

ASSET ALLOCATION: DIVERSIFIED GROWTH
 PORTFOLIO                               25%
Managed by Putnam Investment
 Management, Inc.

FIXED INVESTMENT OPTIONS

The contract also offers seven fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer fixed investment options for periods of one, three, five, seven and ten years, which we call guarantee periods. In Maryland and Washington only the one year fixed account option is available. Additionally, we guarantee the interest rate for money allocated to the six-month DCA fixed account and/or the one year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on the Dollar Cost Averaging Program on page 19 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

    - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

    - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

    - RENEWAL RATE: Rate credited to money transferred from a fixed account or one of the STRATEGIES into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one and other. Although once declared the applicable rate is guaranteed until the guarantee period expires.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 1-year or 6-month DCA fixed account while your investment is systematically transferred to the variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 19 for more information.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to another fixed investment option (other than the DCA fixed accounts) or to any of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 OR 10 YEAR FIXED INVESTMENT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION. THIS DISCUSSION DOES NOT APPLY TO WITHDRAWALS TO PAY A DEATH BENEFIT OR CONTRACT FEES AND CHARGES.

If you take money out of the 3, 5, 7 or 10 year fixed investment options before the end of the guarantee period, we make an adjustment to your contract (the "market value adjustment" or "MVA"). This market value adjustment reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring a market value adjustment.

We will not assess a market value adjustment against withdrawals made (1) to pay a death benefit; (2) to pay contract fees and charges; or (3) to begin the income phase of your contract on the latest annuity date.

We calculate the market value adjustment by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. On the other hand, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the market value adjustments is positive, we add the adjustment to your withdrawal amount.

The one year fixed investment option and the DCA fixed accounts do not impose a market value adjustment. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Please see Appendix B for more information on how we calculate the market value adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

Except as provided in the next sentence with respect to the DCA fixed accounts, you can transfer money among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and the fixed investment options by written request or by telephone. Although you may transfer money out of the DCA fixed accounts, you may not transfer money into the DCA fixed account from any SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed investment option. You can make fifteen
(15) transfers every year without incurring a transfer charge. We measure a year from the anniversary of the date we issued your contract. If you make more than fifteen (15) transfers in a year, there is a $25 fee per transfer ($10 in Pennsylvania and Texas). Additionally, transfers out of a 3, 5, 7 or 10 year fixed investment option may be subject to a market value adjustment.

The minimum amount you can transfer is $500, or a lesser amount if you transfer the entire balance from a SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or a fixed investment option. Any money remaining in a SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed investment option after making a transfer must equal at least $500. Your request for transfer must clearly state which investment option(s) are involved and the amount you want to transfer. Please see the section below on Dollar Cost Averaging for specific rules regarding the DCA fixed accounts.

We will accept transfers by telephone unless you specify otherwise on your contract application. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

We will accept transfers over the internet unless you specify otherwise on your contract application. When receiving internet account transfers, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures we may be liable for any losses due to unauthorized or fraudulent transactions.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS, PAGE 27.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

    - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

    - such third party is a trustee/fiduciary appointed, by you or for you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

We reserve the right to modify, suspend or terminate the transfer privileges at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage of any SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY or from the 1-year fixed account option (source accounts) to any other SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing.

We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) you select over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. The minimum transfer amount if you use the 1-year or 6-month DCA fixed accounts to provide dollar cost averaging is $100.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

    - the total amount of money allocated to the account, and

    - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the 1-year fixed investment option, unless we receive different instructions from you.

Transfers under the DCA program count against your fifteen (15) free transfers per year. However, transfers resulting from a termination of this program do not count towards your fifteen (15) free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

    EXAMPLE:

    Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value SELECT PORTFOLIO over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

QUARTER  ACCUMULATION UNIT   UNITS PURCHASED
-------  -----------------   ---------------
   1          $ 7.50               100
   2          $ 5.00               150
   3          $10.00                75
   4          $ 7.50               100
   5          $ 5.00               150
   6          $ 7.50               100

    You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.

We reserve the right to modify, suspend or terminate this program at any time.

    EXAMPLE:

    Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES), as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If any of the underlying portfolios become unavailable for investment, we may be required to substitute shares of another investment portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

    - by making a partial or total withdrawal, and/or;

    - by receiving income payments during the Income Phase. SEE INCOME OPTIONS, PAGE 27.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES, PAGE 25. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due at the time the free withdrawals were taken if your prior free withdrawal(s) had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the Total Invested Amount.

The penalty-free earnings portion of your contract is simply your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

    1. Any free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the Total Investment Amount that was no longer subject to surrender charges at the time of the withdrawal.

    2. Any prior withdrawals of the Total Investment Amount on which you already paid a surrender penalty, plus any surrender charge paid on such a withdrawal.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During the first year after we issue your contract your free withdrawal amount is the greater of:

    1.  Your penalty-free earnings, or;

    2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

    1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

    2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are invested for less than 9 years and withdrawn will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After that free withdrawal your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000)

B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

C = The withdrawal charge percentage applicable to the age of each Purchase Payment (6%) [B X C = $6,000]

D = Your full surrender value ($74,000)

The minimum partial withdrawal amount is $1,000. We require that the value left in any SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each SELECT PORTFOLIO, FOCUSED PORTFOLIO, STRATEGY and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES, PAGE 32 for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:

    1. the value of your contract at the time we receive satisfactory proof of death; or

    2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

    3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue); or

    4. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issue your contract, you were 81 years old or older, the death benefit is the greater of:

    1. the value of your contract at the time we receive satisfactory proof of death; or

    2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 3% annual growth rate until the date of death.

The death benefit is not paid after you switch to the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS, PAGE 27.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

The death benefit will be paid out when we receive adequate proof of death:
(1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or
(4) any other proof satisfactory to us. We may also require additional documentation or proof in order for the death benefit to be paid.

The death benefit payment must begin immediately upon receipt of all necessary documents and, in any event, must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an annuity. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of your death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value, rather than receive a death benefit.

If the Beneficiary does not make a specific election as to how they want the death benefit distributed within sixty days of our receipt of adequate proof of death, it will be paid in a lump sum.

DEATH OF THE ANNUITANT

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

If you are age 80 or younger when your contract is issued, the amount of this charge is 1.40% annually of the value of your contract invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). If you are are 81 or older at the time of contract issue, the insurance charge is 1.52% annually of the value of your contract invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES).

We deduct the charge daily, on a pro-rata basis, from the value of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES). The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

        YEAR               1          2          3          4          5          6          7          8          9          10
---------------------   --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Withdrawal Charge        9%         8%         7%         6%         6%         5%         4%         3%         2%         0%

After a Purchase Payment has been in the contract for nine complete years, the withdrawal charge no longer applies to that payment.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY PAGE 21.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES PAGE 32.

INVESTMENT CHARGES

Charges are deducted from the assets of the investment portfolios underlying the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) for the advisory and other expenses of the portfolios. THE FEE TABLE BEGINNING ON PAGE 5 ILLUSTRATES THESE CHARGES AND EXPENSES. FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit fifteen free transfers between investment options, every contract year. We charge you $25 for each transfer over fifteen in any one year ($10 in Pennsylvania and Texas). We deduct the transfer fee from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S), STRATEGY(IES) and/or fixed investment option from which you request the transfer. SEE INVESTMENT OPTIONS, PAGE 12.

INCOME PROTECTOR FEE

Please see page 29 of this prospectus for additional information regarding the Income Protector Fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES, PAGE 32.

INCOME OPTIONS

Currently, this Contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or STRATEGY(IES) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS

Your income payments will vary if you are invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity date depending on four things:

    - for life options, your age when payments begin, and;

    - the value of your contract in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) on the Annuity Date, and;

    - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

    - the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) after the Annuity Date, the allocation of funds between the fixed accounts and SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or STRATEGY(IES) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one (1) transfer per month is permitted between the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and STRATEGY(IES). No other transfers are allowed during the income phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

THE INCOME PROTECTOR

If you purchase your contract after July 5, 2000, you may elect to enroll in the Income Protector Program. The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

We base the amount of minimum retirement income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or STRATEGIES in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

    (c) is equal to all withdrawals and applicable fees, charges and any negative MVA (but excluding administration fees, mortality and expense charges and the fee for enrollment into the program) since the prior contract anniversary, including premium taxes, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form. You can not terminate your enrollment once elected.

ELECTING TO RECEIVE INCOME

In order to exercise the Income Protector feature, you may not begin the income phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a) is your Income Benefit Base as of your Income Benefit Date, and;

    (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

    - Life Annuity with 10 years guaranteed, or

    - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation; however, the de]
annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for qualified contracts:

    - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

    - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, and no premium taxes, and the election of the Income Protector program at contract issue.

                            ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 IF AT ISSUE YOU ARE...         1-8             9             10             15             20

----------------------------------------------------------------------------------------------------
    Male (M), Age 60*          N/A          6,480          6,672          7,716          8,832
----------------------------------------------------------------------------------------------------
   Female (F), Age 60*         N/A          5,700          5,880          6,900          8,112
----------------------------------------------------------------------------------------------------
    M and F, Age 60**          N/A          4,920          5,028          5,544          5,928
----------------------------------------------------------------------------------------------------

*   Life Annuity with 10 Year Period Certain

**  Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector program is not available in California and may not be available in other states. Check with your financial adviser for availability in your state.

We reserve the right to modify, suspend or terminate the program at any time.

TAXES
--------------------------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the federal tax code treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The federal tax code provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age
59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The federal tax code further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the federal tax code); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the federal tax code for amounts paid during the taxable year for medical care;
(6) to fund higher
education expenses (as defined in federal tax code); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The federal tax code limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the federal tax code); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

If you have a Qualified contract, distributions must begin by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should contact your tax advisor for more information.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

DIVERSIFICATION

The federal tax code imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Portfolios' management monitors the variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Portfolios or the number and type of Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying variable investment Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PERFORMANCE
--------------------------------------------------------------------------------

From time to time we will advertise the performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. These performance numbers do not indicate future results.

We may show performance of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY in comparison to various appropriate indexes and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information for additional information regarding the methods used to calculate performance data.

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the variable Portfolios.

OTHER INFORMATION
--------------------------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management, SunAmerica Trust Company, and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include, fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

The consolidated financial statements of Anchor National Life Insurance Company as of December 31, 1999, December 31, 1998, and September 30, 1998 and for the year ended December 31, 1999, and for the three months ended December 31, 1998, and for each of the two fiscal years in the period ended September 30, 1998, and the financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity), as of April 30, 2000 and March 31, 2000, and for the one month ended April 30, 2000, and for the fiscal year ended
March 31, 2000, and for the period from inception to March 31, 1999, are incorporated by reference in this prospectus and have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account............................................    3

General Account.............................................    4

Performance Data............................................    4

Annuity Payments............................................    8

Annuity Unit Values.........................................    8

Taxes.......................................................   11

Distribution of Contracts...................................   16

Financial Statements........................................   16

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                                                                 FISCAL         3/31/00
                                                                                  YEAR            TO
STRATEGIES                                            INCEPTION TO 3/31/99       3/31/00        4/30/00
-------------------------------------------------    ----------------------    -----------    -----------
---------------------------------------------------------------------------------------------------------

Growth (Inception Date: (a) 3/4/99 (b) 4/6/99)
  Beginning AUV..................................      (a)        15.05            15.89          21.30
                                                       (b)            0            16.27          21.27
  End AUV........................................      (a)        15.89            21.30          20.24
                                                       (b)            0            21.27          20.22
  Ending Number of AUs...........................      (a)       31,169        1,653,495      1,871,300
                                                       (b)            0          126,216        132,445
---------------------------------------------------------------------------------------------------------

Moderate Growth (Inception Date: (a) 3/3/99 (b) 4/26/99)
  Beginning AUV..................................      (a)        14.25            15.09          19.48
                                                       (b)            0            15.79          19.46
  End AUV........................................      (a)        15.09            19.48          18.62
                                                       (b)            0            19.46          18.59
  Ending Number of AUs...........................      (a)       93,136        1,559,019      1,760,865
                                                       (b)            0           53,392         69,503
---------------------------------------------------------------------------------------------------------

Balanced Growth (Inception Date: (a) 3/5/99 (b) 4/5/99)
  Beginning AUV..................................      (a)        13.80            14.05          16.68
                                                       (b)            0            14.26          16.66
  End AUV........................................      (a)        14.05            16.68          16.11
                                                       (b)            0            16.66          16.09
  Ending Number of AUs...........................      (a)       85,553          991,695      1,061,795
                                                       (b)            0          113,160        109,857
---------------------------------------------------------------------------------------------------------

Conservative Growth (Inception Date: (a) 3/5/99 (b) 3/19/99)
  Beginning AUV..................................      (a)        13.03            13.21          14.89
                                                       (b)        13.25            13.21          14.89
  End AUV........................................      (a)        13.21            14.89          14.50
                                                       (b)        13.21            14.87          14.48
  Ending Number of AUs...........................      (a)       33,892          623,175        629,067
                                                       (b)        5,689           77,606         81,771
---------------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

                                                                                 FISCAL         3/31/00
                                                                                  YEAR            TO
SELECT PORTFOLIOS                                     INCEPTION TO 3/31/99       3/31/00        4/30/00
-------------------------------------------------    ----------------------    -----------    -----------
---------------------------------------------------------------------------------------------------------

Large Cap Growth (Inception Date: (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..................................      (a)        10.00            10.68          14.94
                                                       (b)            0            10.00          13.53
  End AUV........................................      (a)        10.68            14.94          13.99
                                                       (b)            0            13.53          12.67
  Ending Number of AUs...........................      (a)       85,647        1,058,317      1,158,071
                                                       (b)            0           59,510         77,385
---------------------------------------------------------------------------------------------------------

Large Cap Composite (Inception Date: (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.41          12.88
                                                       (b)            0            10.00          11.87
  End AUV........................................      (a)        10.41            12.88          12.30
                                                       (b)            0            11.87          11.34
  Ending Number of AUs...........................      (a)       33,347          316,855        361,941
                                                       (b)            0           17,244         18,966
---------------------------------------------------------------------------------------------------------

Large Cap Value (Inception Date: (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..................................      (a)        10.00            10.32          10.75
                                                       (b)            0            10.00          10.32
  End AUV........................................      (a)        10.32            10.75          10.79
                                                       (b)            0            10.32          10.35
  Ending Number of AUs...........................      (a)       34,004          531,732        571,490
                                                       (b)            0            9,381         11,064
---------------------------------------------------------------------------------------------------------

Mid Cap Growth (Inception Date: (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.62          18.41
                                                       (b)            0            10.00          16.95
  End AUV........................................      (a)        10.62            18.41          16.85
                                                       (b)            0            16.95          15.50
  Ending Number of AUs...........................      (a)       27,096          529,844        612,249
                                                       (b)            0           22,616         35,007
---------------------------------------------------------------------------------------------------------

Mid Cap Value (Inception Date: (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.10          10.93
                                                       (b)            0            10.00          10.78
  End AUV........................................      (a)        10.10            10.93          11.14
                                                       (b)            0            10.78          10.98
  Ending Number of AUs...........................      (a)       11,278          297,306        318,151
                                                       (b)            0           18,247         33,708
---------------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

                                                                                 FISCAL         3/31/00
                                                                                  YEAR            TO
SELECT PORTFOLIOS                                     INCEPTION TO 3/31/99       3/31/00        4/30/00
-------------------------------------------------    ----------------------    -----------    -----------
---------------------------------------------------------------------------------------------------------

Small Cap (Inception Date: (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.35          15.00
                                                       (b)            0            10.00          14.46
  End AUV........................................      (a)        10.35            15.00          13.56
                                                       (b)            0            14.46          13.07
  Ending Number of AUs...........................      (a)       22,807          432,850        481,239
                                                       (b)            0           17,502         32,914
---------------------------------------------------------------------------------------------------------

International Equity (Inception Date: (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..................................      (a)        10.00            10.51          13.61
                                                       (b)            0            10.00          12.71
  End AUV........................................      (a)        10.51            13.61          12.46
                                                       (b)            0            12.71          11.63
  Ending Number of AUs...........................      (a)       23,961          314,634        384,946
                                                       (b)            0            9,229         23,901
---------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date: (a) 3/10/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.02          10.00
                                                       (b)            0            10.00           9.87
  End AUV........................................      (a)        10.02            10.00           9.96
                                                       (b)            0             9.87           9.82
  Ending Number of AUs...........................      (a)       31,762          474,014        513,721
                                                       (b)            0           12,327         13,385
---------------------------------------------------------------------------------------------------------

Cash Management (Inception Date: (a) 3/26/99 (b) 4/8/99)
  Beginning AUV..................................      (a)        10.00            10.00          10.32
                                                       (b)            0            10.00          10.30
  End AUV........................................      (a)        10.00            10.32          10.35
                                                       (b)            0            10.30          10.33
  Ending Number of AUs...........................      (a)          970          380,169        235,608
                                                       (b)            0           19,302         26,880
---------------------------------------------------------------------------------------------------------

FOCUSED PORTFOLIOS
-------------------------------------------------    ------------------    -----------    -----------
-----------------------------------------------------------------------------------------------------

Focus Growth*
  Beginning AUV..................................     (a)          0               0              0
                                                      (b)          0               0              0
  End AUV........................................     (a)          0               0              0
                                                      (b)          0               0              0
  Ending Number of AUs...........................     (a)          0               0              0
                                                      (b)          0               0              0

* This portfolio was not available for sale until July 5, 2000.
-----------------------------------------------------------------------------------------------------

        AUV-Accumulation Unit Value

        AU-Accumulation Units

       (a) Reflects age 80 or younger

       (b) Reflects age 81 or older

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The market value adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                    [(1+I/(1+J+L)](to the power of N/12) - 1

                      THE MARKET VALUE ADJUSTMENT FORMULA

                          MAY DIFFER IN CERTAIN STATES

where:

                I is the interest rate you are earning on the money invested in the fixed investment option;

                J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed investment option; and

                L is equal to 0.005, except in Pennsylvania where it is equal to zero and Florida where it is equal to .0025.

                N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

    (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed investment option at a rate of 5%;

    (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 10-year term you initially agreed to leave your money in the fixed investment option (N=12); and

    (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the market value adjustment. The market value adjustment is assessed on the amount withdrawn less any withdrawal charges.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed investment option is 6%.

The market value adjustment factor is

                = [(1+I)/(1+J+0.005)](to the power of N/12) - 1

                        = [(1.05)/(1.06+0.005)](to the power of 12/12) - 1
                        = (0.985915)(to the power of 1) - 1
                        = 0.985915 - 1
                        = -0.014085

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the market value adjustment that will be deducted from the money remaining in the 10-year fixed investment option.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed investment option is 4%.

The market value adjustment factor is

                 = [(1+I/(1+J+0.005)](to the power of N/12) - 1

                        = [(1.05)/(1.04+0.005)](to the power of 12/12) - 1
                        = (1.004785)(to the power of 1) - 1
                        = 1.004785 - 1
                        = +0.004785

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                         $4,000 x (+0.004785) = +$19.14

$19.14 represents the market value adjustment that would be added to your withdrawal.

APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED   NON-QUALIFIED
STATE                                                         CONTRACT      CONTRACT
-----                                                         ---------   -------------
California..................................................     0.50%         2.35%
Maine.......................................................        0%          2.0%
Nevada......................................................        0%          3.5%
South Dakota................................................        0%         1.25%
West Virginia...............................................      1.0%          1.0%
Wyoming.....................................................        0%          1.0%

Please forward a copy (without charge) of the Seasons Select Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

--------------------------------------------------------------------------------
          Name

--------------------------------------------------------------------------------
          Address

--------------------------------------------------------------------------------
          City/State/Zip

--------------------------------------------------------------------------------

Date: ___________________  Signed: _____________________________________________

Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                                    [LOGO]
                                  SUNAMERICA
                          THE RETIREMENT SPECIALIST

                   ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             1 SUNAMERICA CENTER
                          LOS ANGELES, CA 90067-6022
                               1-800-445-SUN2
                             WWW.SUNAMERICA.COM

                            J-2004-PRO (R 7/00)

[LOGO] AIG  MEMBER of AMERICAN INTERNATIONAL GROUP, INC.

                                                 [LOGO]
                                          RETIRE ON YOUR TERMS -TM-
                                           VARIABLE ANNUITIES



[LOGO]  SUNAMERICA                                      Presorted
        THE RETIREMENT SPECIALIST                        Standard
        1 SunAmerica Center                          U.S. Postage Paid
        Los Angeles, CA 90067-6022                      Towne, Inc.
        ADDRESS SERVICE REQUESTED

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)

               DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2001, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2001.

TABLE OF CONTENTS

Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one, three, five, seven or ten year fixed investment option and/or the one year or 6-month DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO

Inception of the Cash Management portfolio occurred on March 26, 1999, for contracts issued to those under age 80 and on April 8, 1999, for contracts issued to those over age 80. The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 26, 2000, were as follows:

                                                            CURRENT YIELD   EFFECTIVE YIELD
                                                            -------------   ---------------
A. Issue Age Under 80.....................................      3.94              4.02
B. Issue Age Over 80......................................      3.82              3.89

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds another contract (Seasons) which has been in existence longer than the Seasons Select Variable Annuity. The Strategies in Seasons Select are also available in that other contract and have been since 4/15/97. Sales of Seasons Select began on February 18, 1999. The one year and since inception numbers for the strategies are based on Season's historical data (which is adjusted for the fees and charges applicable to Seasons Select) and represent adjusted actual performance of the separate account.

TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2000 (RETURN WITH/WITHOUT REDEMPTION) ISSUE AGE UNDER 80

                                                          1 YEAR RETURN                       SINCE FUND INCEPTION**
                                               -----------------------------------      ----------------------------------
STRATEGIES                 INCEPTION DATE            W                    W/O                 W                   W/O
----------                 --------------      --------------        -------------      -------------        -------------
Growth...................     4/15/97                   14.68                23.68              24.83                26.07
Moderate Growth..........     4/15/97                   11.17                20.17              21.32                22.64
Balanced Growth..........     4/15/97                    3.37                12.37              15.50                16.95
Conservative Growth......     4/15/97                   -1.07                 7.93              11.39                12.95

                                                          1 YEAR RETURN                        SINCE FUND INCEPTION
                                               -----------------------------------      ----------------------------------
SELECT PORTFOLIOS          INCEPTION DATE            W                    W/O                 W                   W/O
-----------------          --------------      --------------        -------------      -------------        -------------
Large Cap Growth.........     3/1/99                    18.56                27.56              26.74                33.31
Large Cap Composite......     3/1/99                     5.42                14.42              12.67                19.36
Large Cap Value..........     3/1/99                   -13.73                -4.73              -0.20                 6.62
Mid Cap Growth...........     3/1/99                    44.20                53.20              49.94                56.33
Mid Cap Value............     3/1/99                    -8.18                 0.82               2.80                 9.59
Small Cap................     3/1/99                    14.47                23.47              23.19                29.79
International Equity.....     3/1/99                     3.46                12.46              13.98                20.66
Diversified Fixed
Income...................     3/10/99                   -9.93                -0.93              -7.48                -0.44

FOCUSED PORTFOLIOS
-------------------------
Focus Growth*............       N/A                 N/A                   N/A                N/A                  N/A

TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2000 (RETURN WITH/WITHOUT REDEMPTION) ISSUE AGE OVER 80

                                                          1 YEAR RETURN                       SINCE FUND INCEPTION**
                                               -----------------------------------      ----------------------------------
STRATEGIES                 INCEPTION DATE            W                    W/O                 W                   W/O
----------                 --------------      --------------        -------------      -------------        -------------
Growth...................     4/15/97                   14.53                23.53              24.71                25.95
Moderate Growth..........     4/15/97                   11.02                20.02              21.19                22.51
Balanced Growth..........     4/15/97                    3.24                12.24              15.38                16.83
Conservative Growth......     4/15/97                   -1.20                 7.80              11.27                12.83

                                                          1 YEAR RETURN                      SINCE FUND INCEPTION***
                                               -----------------------------------      ----------------------------------
SELECT PORTFOLIOS          INCEPTION DATE            W                    W/O                 W                   W/O
-----------------          --------------      --------------        -------------      -------------        -------------
Large Cap Growth.........     3/1/99                    18.40                27.40              26.64                33.18
Large Cap Composite......     3/1/99                     5.28                14.28              12.55                19.23
Large Cap Value..........     3/1/99                   -13.98                -4.98              -0.45                 6.37
Mid Cap Growth...........     3/1/99                    43.98                52.98              49.85                56.19
Mid Cap Value............     3/1/99                    -8.29                 0.71               2.71                 9.50
Small Cap................     3/1/99                    14.31                23.31              23.09                29.67
International Equity.....     3/1/99                     3.26                12.26              13.85                20.52
Diversified Fixed
Income...................     3/10/99                  -10.10                -1.10              -7.66                -0.61

FOCUSED PORTFOLIOS
-------------------------
Focus Growth*............       N/A                 N/A                   N/A                N/A                  N/A

*   This portfolio was not available for sale in fiscal year 2000.

** These rates of return were calculated utilizing Seasons rates for the related periods, adjusting for differences in fees.

*** These rates of return were calculated utilizing Seasons Select (under 80) rates for the related periods, adjusting for differences in fees.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5010, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) ^ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

TAXES
--------------------------------------------------------------------------------

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A contract owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity payment option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Contract owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under

Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION--SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying annuity variable contracts such as the contracts. The regulations amplify the diversification requirements for variable annuity contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified Contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified Contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified Contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRA

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS--SECTION 457

Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.


All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.


Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) as of April 30, 2000 and March 31, 2000, and for the one month ended April 30, 2000 and for the fiscal year ended March 31, 2000, and for the period from inception to March 31, 1999, are presented in this Statement of Additional Information.



Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.


PricewaterhouseCoopers LLP, 21650 Oxnard Street, Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                ANCHOR NATIONAL LIFE INSURANCE COMPANY

              INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                     Page
                                                                                                   Number(s)
                                                                                                   ---------
         Report of Independent Accountants                                                            F-2

         Consolidated Balance Sheet - December 31, 2000 and

         December 31, 1999                                                                         F-3 to F-4

         Consolidated Statement of Income and Comprehensive
         Income - Years Ended December 31, 2000 and 1999,
         Three Months Ended December 31, 1998 and Year
         Ended September 30, 1998                                                                  F-5 to F-6

         Consolidated Statement of Cash Flows - Years Ended
         December 31, 2000 and 1999, Three Months Ended

         December 31, 1998 and Year Ended September 30, 1998                                       F-7 to F-8

         Notes to Consolidated Financial Statements                                                F-9 to F-37

                        Report of Independent Accountants


To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Woodland Hills, California
January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                  December 31,               December 31,
                                                                          2000                       1999
                                                                  ------------               ------------
                                                                            (In thousands)
ASSETS

Investments:
   Cash and short-term investments                                $    169,701               $    462,915
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2000, $4,130,570;
     December 1999, $4,155,728)                                      4,007,902                  3,953,169
   Mortgage loans                                                      684,174                    674,679
   Policy loans                                                        244,436                    260,066
   Separate account seed money                                         104,678                    144,231
   Common stocks available for sale,
     at fair value (cost: December 2000,
     $1,001; December 1999, $0)                                            974                        ---
   Partnerships                                                          8,216                      4,009
   Real estate                                                          24,139                     24,000
   Other invested assets                                                18,514                     31,632
                                                                  ------------               ------------

   Total investments                                                 5,262,734                  5,554,701

Variable annuity assets held in separate
   accounts                                                         20,393,820                 19,949,145
Accrued investment income                                               57,555                     60,584
Deferred acquisition costs                                           1,286,456                  1,089,979
Receivable from brokers for sales of
   securities                                                               15                     54,760
Income taxes currently receivable from Parent                           60,992                        ---
Deferred income taxes                                                      ---                     53,445
Other assets                                                           127,906                    111,880
                                                                  ------------               ------------

TOTAL ASSETS                                                      $ 27,189,478               $ 26,874,494
                                                                  ============               ============

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                  December 31,               December 31,
                                                                          2000                       1999
                                                                  ------------               ------------
                                                                            (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts                           $  2,778,229               $  3,254,895
   Reserves for universal life insurance
     contracts                                                       1,832,667                  1,978,332
   Reserves for guaranteed investment
     contracts                                                         610,672                    305,570
   Payable to brokers for purchases of
     securities                                                          3,662                        139
   Income taxes currently payable                                          ---                     23,490
   Modified coinsurance deposit liability                               97,647                    140,757
   Other liabilities                                                   203,015                    249,224
                                                                  ------------               ------------

   Total reserves, payables and accrued
     liabilities                                                     5,525,892                  5,952,407
                                                                  ------------               ------------

Variable annuity liabilities related to
   separate accounts                                                20,393,820                 19,949,145
                                                                  ------------               ------------

Subordinated notes payable to affiliates                                55,119                     37,816
                                                                  ------------               ------------

Deferred income taxes                                                   85,978                        ---
                                                                  ------------               ------------

Shareholder's equity:
   Common stock                                                          3,511                      3,511
   Additional paid-in capital                                          493,010                    493,010
   Retained earnings                                                   697,730                    551,158
   Accumulated other comprehensive loss                                (65,582)                  (112,553)
                                                                  ------------               ------------

   Total shareholder's equity                                        1,128,669                    935,126
                                                                  ------------               ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $ 27,189,478               $ 26,874,494
                                                                  ============               ============

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                               Years Ended December 31,
                                             --------------------------    Three Months Ended             Year Ended
                                                   2000            1999     December 31, 1998     September 30, 1998
                                             ----------      ----------     -----------------     ------------------
                                                                   (In thousands)
Investment income                            $  399,355      $  516,001             $  53,553              $ 218,793
                                             ----------      ----------             ---------              ---------

Interest expense on:
   Fixed annuity contracts                     (140,322)       (231,929)              (22,828)              (112,695)
   Universal life insurance
     contracts                                  (86,263)       (102,486)                  ---                    ---
   Guaranteed investment
     contracts                                  (34,124)        (19,649)               (3,980)               (17,787)
   Senior indebtedness                              ---            (199)                  (34)                (1,498)
   Subordinated notes payable
     to affiliates                               (4,144)         (3,474)                 (853)                (3,114)
                                             ----------      ----------             ---------              ---------

   Total interest expense                      (264,853)       (357,737)              (27,695)              (135,094)
                                             ----------      ----------             ---------              ---------

NET INVESTMENT INCOME                           134,502         158,264                25,858                 83,699
                                             ----------      ----------             ---------              ---------

NET REALIZED INVESTMENT
   GAINS (LOSSES)                               (15,177)        (19,620)                  271                 19,482
                                             ----------      ----------             ---------              ---------

Fee income:
   Variable annuity fees                        400,495         306,417                58,806                200,867
   Net retained commissions                      62,202          51,039                11,479                 48,561
   Asset management fees                         73,922          43,510                 8,068                 29,592
   Universal life insurance fees, net            20,258          28,932                   ---                    ---
   Surrender charges                             20,963          17,137                 3,239                  7,404
   Other fees                                    12,959           6,327                 1,738                  3,938
                                             ----------      ----------             ---------              ---------

TOTAL FEE INCOME                                590,799         453,362                83,330                290,362
                                             ----------      ----------             ---------              ---------

GENERAL AND ADMINISTRATIVE
   EXPENSES                                    (171,627)       (146,683)              (21,268)               (92,929)
                                             ----------      ----------             ---------              ---------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                           (158,007)       (116,840)              (27,070)               (72,713)
                                             ----------      ----------             ---------              ---------

ANNUAL COMMISSIONS                              (56,473)        (40,760)               (6,624)               (18,209)
                                             ----------      ----------             ---------              ---------

PRETAX INCOME                                   324,017         287,723                54,497                209,692
                                             ----------      ----------             ---------              ---------

Income tax expense                             (108,445)       (103,025)              (20,106)               (71,051)
                                             ----------      ----------             ---------              ---------

NET INCOME                                   $  215,572      $  184,698             $  34,391              $ 138,641
                                             ----------      ----------             ---------              ---------

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                               Years Ended December 31,
                                             --------------------------    Three Months Ended             Year Ended
                                                   2000            1999     December 31, 1998     September 30, 1998
                                             ----------      ----------     -----------------     ------------------
                                                                   (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses) on debt
       and equity securities available for
       sale identified in the current period
       (net of income tax expense of $20,444
       and income tax benefit of $63,900,
       $5,517 and $2,168 for the years ended
       December 31, 2000 and 1999, the three
       months ended December 31, 1998 and the
       year ended September 30, 1998,
       respectively)                         $   37,968      $ (118,669)            $ (10,249)             $  (4,027)


     Less reclassification adjustment for
       net realized losses (gains) included
       in net income (net of income tax
       expense of $4,848, $4,165 and $116 and
       income tax benefit of $3,210 for the
       years ended December 31, 2000 and
       1999, the three months ended
       December 31, 1998 and the year ended
       September 30, 1998,
       respectively)                              9,003           7,735                   215                 (5,963)
                                             ----------      ----------             ---------              ---------

OTHER COMPREHENSIVE INCOME (LOSS)                46,971        (110,934)              (10,034)                (9,990)
                                             ----------      ----------             ---------              ---------

COMPREHENSIVE INCOME                         $  262,543      $   73,764             $  24,357              $ 128,651
                                             ==========      ==========             =========              =========

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             --------------------------    Three Months Ended             Year Ended
                                                   2000            1999     December 31, 1998     September 30, 1998
                                             ----------      ----------     -----------------     ------------------
                                                                   (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:
   Net income                                $  215,572      $  184,698             $  34,391              $ 138,641
   Adjustment to reconcile net
     income to net cash provided
     by operating activities:
        Interest credited to:
          Fixed annuity contracts               140,322         231,929                22,828                112,695
          Universal life insurance
            contracts                            86,263         102,486                   ---                    ---
          Guaranteed investment
            contracts                            34,124          19,649                 3,980                 17,787
        Net realized investment
          losses (gains)                         15,177          19,620                  (271)               (19,482)
        Amortization (accretion) of
          net premiums (discounts)
          on investments                         (2,198)        (18,343)               (1,199)                   447
        Universal life insurance fees           (20,258)        (28,932)                  ---                    ---
        Amortization of goodwill                  1,455             776                   356                  1,422
        Provision for deferred
          income taxes                          114,127        (100,013)               15,945                 34,087
   Change in:
     Accrued investment income                    3,029           9,155                (1,512)                (4,649)
     Deferred acquisition costs                (204,077)       (208,228)              (34,328)              (160,926)
     Other assets                               (16,628)         (5,661)              (21,070)               (19,374)
     Income taxes currently
        receivable/payable                      (84,482)         12,367                16,992                (38,134)
     Other liabilities                          (12,520)         49,504                 5,617                 (2,248)
   Other, net                                    43,376          20,729                 5,510                 (5,599)
                                             ----------      ----------             ---------              ---------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282         289,736                47,239                 54,667
                                             ----------      ----------             ---------              ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable
        preferred stocks                       (881,647)     (4,130,682)             (392,515)            (1,970,502)
     Mortgage loans                            (144,303)       (331,398)               (4,962)              (131,386)
     Other investments, excluding
        short-term investments                  (66,722)       (227,268)               (1,992)                   ---
   Sales of:
     Bonds, notes and redeemable
        preferred stocks                        468,221       2,660,931               265,039              1,602,079
     Other investments, excluding
        short-term investments                   60,538          65,395                   142                 42,458
   Redemptions and maturities of:
     Bonds, notes and redeemable
        preferred stocks                        429,347       1,274,764                37,290                424,393
     Mortgage loans                             136,277          46,760                 7,699                 80,515
     Other investments, excluding
        short-term investments                  122,195          21,256                   853                 67,213
   Cash and short-term investments
     acquired in coinsurance
     transaction with MBL Life
     Assurance Corporation                          ---             ---             3,083,211                    ---
   Net cash and short-term investments
     transferred from (to) affiliates
     in assumption with MBL Life
     Assurance Corporation                       (3,314)       (371,634)                  ---                    ---
                                             ----------      ----------             ---------              ---------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592        (991,876)            2,994,765                114,770
                                             ----------      ----------             ---------              ---------

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                               Years Ended December 31,
                                             --------------------------    Three Months Ended             Year Ended
                                                   2000            1999     December 31, 1998     September 30, 1998
                                             ----------      ----------     -----------------     ------------------
                                                                   (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
     Fixed annuity contracts                $ 1,764,600     $ 2,016,851            $  351,616            $ 1,512,994
     Universal life insurance
        contracts                                58,738          78,864                   ---                    ---
     Guaranteed investment
        contracts                               350,000             ---                   ---                  5,619
   Net exchanges from the fixed
     accounts of variable annuity
     contracts                               (1,994,710)     (1,821,324)             (448,762)            (1,303,790)
   Withdrawal payments on:
     Fixed annuity contracts                   (320,778)     (2,232,374)              (41,554)              (191,690)
     Universal life insurance
        contracts                              (145,067)        (81,634)                  ---                    ---
     Guaranteed investment
        contracts                               (78,312)        (19,742)               (3,797)               (36,313)
   Claims and annuity payments on:
     Fixed annuity contracts                   (114,761)        (46,578)               (9,333)               (40,589)
     Universal life insurance
        contracts                              (118,302)       (158,043)                  ---                    ---
   Net receipts from (repayments
     of) other short-term
     financings                                 (33,689)       (129,512)                9,545                (10,944)
   Net receipt (payment) related
     to a modified coinsurance
     transaction                                (43,110)        140,757              (170,436)               166,631
   Net receipts from issuances of
     subordinated notes payable
     to affiliate                                17,303             ---               170,436                    ---
   Change in capital                                ---         114,336                70,000                    ---
   Dividends paid to Parent                     (69,000)            ---                   ---                (51,200)
                                            -----------     -----------            ----------            -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                        (727,088)     (2,138,399)              (72,285)                50,718
                                            -----------     -----------            ----------            -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                  (293,214)     (2,840,539)            2,969,719                220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                       462,915       3,303,454               333,735                113,580
                                            -----------     -----------            ----------            -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                         $   169,701     $   462,915            $3,303,454            $   333,735
                                            ===========     ===========            ==========            ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness            $     1,841     $     3,787            $    1,169            $     3,912
                                            ===========     ===========            ==========            ===========

   Net income taxes paid (refunded)
        to Parent                           $    78,796     $   190,126            $  (12,302)           $    74,932
                                            ===========     ===========            ==========            ===========

                 See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

     The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

     Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

     The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

     DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and 1999, respectively.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999, respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

     GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

     CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

     MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

     FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.   FISCAL YEAR CHANGE

     Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

     Results for the comparable prior year period are summarized below.

                                                                        Three Months Ended
                                                                         December 31, 1997
                                                                         -----------------
                                                                         (In thousands)
     Investment income                                                            $ 59,062

     Net investment income                                                          25,689

     Net realized investment gains                                                  20,935

     Total fee income                                                               63,984

     Pretax income                                                                  67,654

     Net income                                                                   $ 44,348
                                                                                  ========

4.   ACQUISITION

     On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.   ACQUISITION (Continued)

     Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

     Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

     The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

     As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.   ACQUISITION (Continued)

     30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                      Amortized                  Estimated
                                                           Cost                 Fair Value
                                                      ---------                 ----------
                                                               (In thousands)
     AT DECEMBER 31, 2000:

     Securities of the United States
       Government                                    $   19,164                 $   18,868
     Mortgage-backed securities                       1,651,581                  1,636,304
     Securities of public utilities                     154,076                    151,209
     Corporate bonds and notes                        1,426,845                  1,329,001
     Redeemable preferred stocks                          1,375                      1,375
     Other debt securities                              877,529                    871,145
                                                     ----------                 ----------

       Total                                         $4,130,570                 $4,007,902
                                                     ==========                 ==========

     AT DECEMBER 31, 1999:

     Securities of the United States
       Government                                    $   24,688                 $   22,884
     Mortgage-backed securities                       1,505,729                  1,412,134
     Securities of public utilities                     114,933                    107,596
     Corporate bonds and notes                        1,676,006                  1,596,469
     Redeemable preferred stocks                          4,375                      4,547
     Other debt securities                              829,997                    809,539
                                                     ----------                 ----------

       Total                                         $4,155,728                 $3,953,169
                                                     ==========                 ==========

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                      Amortized                  Estimated
                                                           Cost                 Fair Value
                                                      ---------                 ----------
                                                               (In thousands)
     Due in one year or less                         $   66,156                 $   64,269
     Due after one year through
       five years                                       805,277                    795,040
     Due after five years through
       ten years                                      1,023,591                    938,495
     Due after ten years                                583,965                    573,794
     Mortgage-backed securities                       1,651,581                  1,636,304
                                                     ----------                 ----------

       Total                                         $4,130,570                 $4,007,902
                                                     ==========                 ==========

     Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.   INVESTMENTS (Continued)

     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                Gross                Gross
                                                           Unrealized           Unrealized
                                                                Gains               Losses
                                                           ----------           ----------
                                                                 (In thousands)
     AT DECEMBER 31, 2000:

     Securities of the United States
       Government                                             $    17            $     (313)
     Mortgage-backed securities                                10,000               (25,277)
     Securities of public utilities                               267                (3,134)
     Corporate bonds and notes                                 12,682              (110,526)
     Other debt securities                                     11,482               (17,866)
                                                              -------            ----------

       Total                                                  $34,448            $ (157,116)
                                                              =======            ==========

     AT DECEMBER 31, 1999:

     Securities of the United States
       Government                                             $    47            $   (1,852)
     Mortgage-backed securities                                 3,238               (96,832)
     Securities of public utilities                                13                (7,350)
     Corporate bonds and notes                                 10,222               (89,758)
     Redeemable preferred stocks                                  172                   ---
     Other debt securities                                      4,275               (24,734)
                                                              -------            ----------

       Total                                                  $17,967            $ (220,526)
                                                              =======            ==========

     Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.   INVESTMENTS (Continued)

     Gross realized investment gains and losses on sales of investments are as follows:

                                      Years Ended December 31,
                                    --------------------------       Three Months Ended             Year Ended
                                          2000            1999        December 31, 1998     September 30, 1998
                                    --------------------------        -----------------     ------------------
                                                           (In thousands)
     BONDS, NOTES AND
       REDEEMABLE PREFERRED
       STOCKS:
       Realized gains               $   9,608        $  8,333                   $ 6,669               $ 28,086
       Realized losses                 (5,573)        (26,113)                   (5,324)                (4,627)

     MORTGAGE LOANS:
       Realized losses                   (276)            ---                       ---                    ---

     COMMON STOCKS:
       Realized gains                     610           4,239                        12                    337
       Realized losses                    ---             (11)                       (9)                   ---

     OTHER INVESTMENTS:
       Realized gains                   1,091             ---                       573                  8,824

     IMPAIRMENT WRITEDOWNS            (20,637)         (6,068)                   (1,650)               (13,138)
                                    ---------        --------                   -------               --------


     Total net realized
       investment gains
       (losses)                     $ (15,177)       $(19,620)                  $   271               $ 19,482
                                    =========        ========                   =======               ========

     The sources and related amounts of investment income are as follows:

                                      Years Ended December 31,
                                    --------------------------       Three Months Ended             Year Ended
                                          2000            1999        December 31, 1998     September 30, 1998
                                    --------------------------        -----------------     ------------------
                                                           (In thousands)
     Short-term investments          $ 21,683        $ 61,764                  $  4,649               $ 12,524
     Bonds, notes and
       redeemable preferred
       stocks                         290,157         348,373                    39,660                156,140
     Mortgage loans                    60,608          47,480                     7,904                 29,996
     Common stocks                        ---               7                       ---                     34
     Real estate                          121            (525)                       13                   (467)
     Partnerships                       7,031           6,631                       352                 24,311
     Other invested assets             26,868          58,223                     1,700                   (572)


     Less: investment expenses         (7,113)         (5,952)                     (725)                (3,173)
                                     --------        --------                  --------               --------

       Total investment
          income                     $399,355        $516,001                  $ 53,553               $218,793
                                     ========        ========                  ========               ========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.   FAIR VALUE OF FINANCIAL STATEMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

     PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.   FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES: Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

     SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.   FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

     The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                             Carrying                 Fair
                                                                Value                Value
                                                         ------------         ------------
                                                              (In thousands)
     DECEMBER 31, 2000:

     ASSETS:
       Cash and short-term investments                    $   169,701          $   169,701
       Bonds, notes and redeemable
          preferred stocks                                  4,007,902            4,007,902
       Mortgage loans                                         684,174              711,543
       Policy loans                                           244,436              244,436
       Separate account seed money                            104,678              104,678
       Common stocks                                              974                  974
       Partnerships                                             8,216                9,915
       Variable annuity assets held in
          separate accounts                                20,393,820           20,393,820
       Receivable from brokers for sales
          of securities                                            15                   15

     LIABILITIES:
       Reserves for fixed annuity contracts                 2,778,229            2,618,719
       Reserves for guaranteed investment
          contracts                                           610,672              610,672
       Payable to brokers for purchases of
          securities                                            3,662                3,662
       Variable annuity liabilities related
          to separate accounts                             20,393,820           20,393,820
       Subordinated notes payable to
          affiliates                                      $    55,119          $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.   FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                             Carrying                 Fair
                                                                Value                Value
                                                         ------------         ------------
                                                              (In thousands)
     DECEMBER 31, 1999:

     ASSETS:
       Cash and short-term investments                     $  462,915           $  462,915
       Bonds, notes and redeemable
          preferred stocks                                  3,953,169            3,953,169
       Mortgage loans                                         674,679              673,781
       Policy loans                                           260,066              260,066
       Separate account seed money                            144,231              144,231
       Common stocks                                              ---                  ---
       Partnerships                                             4,009                9,114
       Variable annuity assets held in
          separate accounts                                19,949,145           19,949,145
       Receivable from brokers for sales
          of securities                                        54,760               54,760

     LIABILITIES:
       Reserves for fixed annuity contracts                 3,254,895            3,053,660
       Reserves for guaranteed investment
          contracts                                           305,570              305,570
       Payable to brokers for purchases of
          securities                                              139                  139
       Variable annuity liabilities related
          to separate accounts                             19,949,145           19,949,145
       Subordinated notes payable to
          affiliates                                       $   37,816           $   38,643

7.   SUBORDINATED NOTES PAYABLE TO AFFILIATES

     Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.   REINSURANCE

     The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

     Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

     The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

     On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

     On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.   REINSURANCE (Continued)

     a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

     On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

     In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

     The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

     The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

     The Company's current financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

     American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                      Years Ended December 31,
                                    --------------------------       Three Months Ended             Year Ended
                                          2000            1999        December 31, 1998     September 30, 1998
                                    --------------------------        -----------------     ------------------
                                                           (In thousands)
     ADDITIONAL PAID-IN
       CAPITAL:
       Beginning balances           $ 493,010       $ 378,674                 $ 308,674              $ 308,674
       Reclassification of
          Note by the Parent              ---         170,436                       ---                    ---
       Return of capital                  ---        (170,500)                      ---                    ---
       Capital contributions
          received                        ---         114,250                    70,000                    ---
       Contribution of
          partnership
          investment                      ---             150                       ---                    ---
                                    ---------       ---------                 ---------              ---------

     Ending balances                $ 493,010       $ 493,010                 $ 378,674              $ 308,674
                                    =========       =========                 =========              =========

     RETAINED EARNINGS:
       Beginning balances           $ 551,158       $ 366,460                  $332,069              $ 244,628
       Net income                     215,572         184,698                    34,391                138,641
       Dividends paid                 (69,000)            ---                       ---                (51,200)
                                    ---------       ---------                 ---------              ---------

     Ending balances                $ 697,730       $ 551,158                 $ 366,460              $ 332,069
                                    =========       =========                 =========              =========

     ACCUMULATED OTHER
       COMPREHENSIVE INCOME
       (LOSS):
          Beginning balances        $(112,553)      $  (1,619)                $   8,415              $  18,405
          Change in net
             unrealized gains
             (losses) on debt
             securities
             available for sale        79,891        (198,659)                  (23,791)               (23,818)
          Change in net
             unrealized gains
             (losses) on equity
             securities
             available for sale           (27)            (10)                      (44)                  (950)
          Change in adjustment
             to deferred
             acquisition costs         (7,600)         28,000                     8,400                  9,400
          Tax effects of net
             changes                  (25,293)         59,735                     5,401                  5,378
                                    ----------      ---------                  --------               --------

     Ending balances                $ (65,582)      $(112,553)                 $ (1,619)              $  8,415
                                    =========       =========                  ========               ========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.  SHAREHOLDER'S EQUITY (Continued)

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4, 1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at
     December 31, 1999.

     In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

     On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.  INCOME TAXES

     The components of the provisions for federal income taxes on pretax income consist of the following:

                                           Net Realized
                                             Investment
                                          Gains (Losses)    Operations              Total
                                          -------------    ------------     -------------
                                                          (In thousands)
     YEAR ENDED DECEMBER 31, 2000:

     Currently payable                         $  2,791        $ (8,473)        $  (5,682)
     Deferred                                    (8,103)        122,230           114,127
                                               --------        --------         ---------

     Total income tax expense                  $ (5,312)       $113,757         $ 108,445
                                               =========       ========         =========

     YEAR ENDED DECEMBER 31, 1999:

     Currently payable                         $  6,846        $196,192         $ 203,038
     Deferred                                   (13,713)        (86,300)         (100,013)
                                               --------        --------         ---------

       Total income tax expense
         (benefit)                             $ (6,867)       $109,892         $ 103,025
                                               ========        ========         =========

     THREE MONTHS ENDED
     DECEMBER 31, 1998:

     Currently payable                         $    740        $  3,421         $   4,161
     Deferred                                      (620)         16,565            15,945
                                               --------        --------         ---------

       Total income tax expense                $    120        $ 19,986         $  20,106
                                               ========        ========         =========

     YEAR ENDED SEPTEMBER 30, 1998:

     Currently payable                         $  4,221        $ 32,743         $  36,964
     Deferred                                      (550)         34,637            34,087
                                               --------        --------         ---------

       Total income tax expense                $  3,671        $ 67,380         $  71,051
                                               ========        ========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.  INCOME TAXES (Continued)

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                       Years Ended December 31,
                                     --------------------------      Three Months Ended             Year Ended
                                            2000           1999       December 31, 1998     September 30, 1998
                                     -----------    -----------      ------------------     ------------------
                                                              (In thousands)
     Amount computed at
       statutory rate                   $113,406       $100,703                $ 19,074               $ 73,392
     Increases (decreases)
       resulting from:
          Amortization of
             differences between
             book and tax bases
             of net assets
             acquired                        597            609                     146                    460
          State income taxes,
             net of federal tax
             benefit                       9,718          7,231                   1,183                  5,530
          Dividends-received
             deduction                   (10,900)        (3,618)                   (345)                (7,254)
          Tax credits                     (2,382)        (1,346)                                        (1,296)
          Other, net                      (1,994)          (554)                     48                    219
                                        --------       --------                --------               --------

          Total income tax
             expense                    $108,445       $103,025                $ 20,106               $ 71,051
                                        ========       ========                ========               ========

     For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                       December 31,            December 31,
                                                               2000                    1999
                                                       ------------            ------------
                                                                   (In thousands)
     DEFERRED TAX LIABILITIES:
     Investments                                       $     18,738             $    23,208
     Deferred acquisition costs                             317,995                 272,697
     State income taxes                                       9,640                   5,203
     Other liabilities                                       55,101                  18,658
                                                       ------------             -----------
     Total deferred tax liabilities                         401,474                 319,766
                                                       ------------             -----------

     DEFERRED TAX ASSETS:
     Contractholder reserves                               (247,591)               (261,781)
     Guaranty fund assessments                               (3,610)                 (2,454)
     Deferred income                                        (28,982)                (48,371)
     Net unrealized losses on debt and equity
       securities available for sale                        (35,313)                (60,605)
                                                       ------------             -----------
     Total deferred tax assets                             (315,496)               (373,211)
                                                       ------------             -----------
     Deferred income taxes                             $     85,978             $   (53,445)
                                                       ============             ===========

12.  RELATED-PARTY MATTERS

     The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

     The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.  RELATED-PARTY MATTERS (Continued)

     At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

     During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

     During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

     During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

     During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See
     Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

     During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

     During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

     During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.  BUSINESS SEGMENTS

     The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.  BUSINESS SEGMENTS (Continued)

     Summarized data for the Company's business segments follow:

                                                               Asset             Broker-
                                            Annuity          Management          Dealer
                                          Operations         Operations         Operations             Total
                                         -----------        -----------         ----------          -----------
                                                                      (In thousands)
     YEAR ENDED
     DECEMBER 31, 2000:

     Investment income                   $   388,368        $     9,800         $    1,187          $   399,355
     Interest expense                       (260,709)            (3,784)              (360)            (264,853)
                                         -----------        -----------         ----------          -----------

     Net investment income                   127,659              6,016                827              134,502

     Net realized investment
       losses                                (15,177)               ---                ---              (15,177)

     Total fee income                        430,489             99,567             60,743              590,799

     General and
       administrative expenses               (95,303)           (44,266)           (32,058)            (171,627)

     Amortization of deferred               (125,035)           (32,972)               ---             (158,007)
       acquisition costs

     Annual commissions                      (56,473)               ---                ---              (56,473)
                                         -----------        -----------         ----------          -----------

     Pretax income                       $   266,160        $    28,345         $   29,512             $324,017
                                         ===========        ===========         ==========          ===========


     Total assets                        $26,908,888        $   199,075         $   81,515          $27,189,478
                                         ===========        ===========         ==========          ===========

     Expenditures for long-
       lived assets                      $       ---        $       454         $    1,600          $     2,054
                                         ===========        ===========         ==========          ===========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.  BUSINESS SEGMENTS (Continued)

                                                                Asset            Broker-
                                              Annuity         Management         Dealer
                                            Operations        Operations        Operations             Total
                                           -----------       -----------        ----------          -----------
                                                                      (In thousands)
     YEAR ENDED
     DECEMBER 31, 1999:

     Investment income                     $   505,962        $    9,072         $     967          $   516,001
     Interest expense                         (354,263)           (3,085)             (389)            (357,737)
                                           -----------        ----------         ---------          -----------

     Net investment income                     151,699             5,987               578              158,264

     Net realized investment
       losses                                  (19,620)              ---               ---              (19,620)

     Total fee income                          349,066            55,885            48,411              453,362

     General and
       administrative expenses                 (93,449)          (24,856)          (28,378)            (146,683)

     Amortization of deferred
       acquisition costs                       (94,910)          (21,930)              ---             (116,840)

     Annual commissions                        (40,760)              ---               ---              (40,760)
                                           -----------        ----------         ---------          -----------

     Pretax income                         $   252,026        $   15,086         $  20,611          $   287,723
                                           ===========        ==========         =========          ===========


     Total assets                          $26,649,310        $  150,966         $  74,218          $26,874,494
                                           ===========        ==========         =========          ===========

     Expenditures for long-
       lived assets                        $       ---        $    2,271         $   2,728          $     4,999
                                           ===========        ==========         =========          ===========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.  BUSINESS SEGMENTS (Continued)

                                                                 Asset           Broker-
                                                Annuity        Management        Dealer
                                              Operations       Operations       Operations            Total
                                             -----------      -----------       ----------         -----------
                                                                      (In thousands)
     THREE MONTHS ENDED
     DECEMBER 31, 1998:

     Investment income                       $    52,424       $      971       $      158         $    53,553
     Interest expense                            (26,842)            (752)            (101)            (27,695)
                                             -----------       ----------       ----------         -----------

     Net investment income                        25,582              219               57              25,858

     Net realized investment
       gains (losses)                               (238)             509              ---                 271
     Total fee income                             60,876           11,333           11,121              83,330
     General and
       administrative expenses                    (9,363)          (5,171)          (6,734)            (21,268)

     Amortization of deferred
       acquisition costs                         (23,111)          (3,959)             ---             (27,070)

     Annual commissions                           (6,624)             ---              ---              (6,624)
                                             -----------       ----------       ----------         -----------

     Pretax income                           $    47,122       $    2,931       $    4,444         $    54,497
                                             ===========       ==========       ==========         ===========


     Total assets                            $22,982,323       $  104,473       $   59,537         $23,146,333
                                             ===========       ==========       ==========         ===========

     Expenditures for long-
       lived assets                          $       ---       $      308       $    1,005         $     1,313
                                             ===========       ==========       ==========         ===========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.  BUSINESS SEGMENTS (Continued)

                                                                 Asset           Broker-
                                                Annuity        Management        Dealer
                                              Operations       Operations       Operations            Total
                                             -----------      -----------       ----------         -----------
                                                                      (In thousands)
     YEAR ENDED
     SEPTEMBER 30, 1998:

     Investment income                       $   214,871      $     2,839       $    1,083         $   218,793
     Interest expense                           (131,980)          (2,709)            (405)           (135,094)
                                             -----------      -----------       ----------         -----------


     Net investment income                        82,891              130              678              83,699

     Net realized investment
       gains (losses)                             19,615             (133)             ---              19,482

     Total fee income                            207,450           36,632           46,280             290,362

     General and
       administrative expenses                   (49,732)         (18,640)         (24,557)            (92,929)

     Amortization of deferred
       acquisition costs                         (58,833)         (13,880)             ---             (72,713)

     Annual commissions                          (18,209)             ---              ---             (18,209)
                                             -----------      -----------       ----------         -----------

     Pretax income                           $   183,182      $     4,109       $   22,401         $   209,692
                                             ===========      ===========       ==========         ===========


     Total assets                            $14,389,922      $   104,476       $   55,870         $14,550,268
                                             ===========      ===========       ==========         ===========

     Expenditures for long-
       lived assets                          $       ---      $       205       $    5,289         $     5,494
                                             ===========      ===========       ==========         ===========

                         VARIABLE ANNUITY ACCOUNT FIVE
           (PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              FINANCIAL STATEMENTS
                       APRIL 30, 2000 AND MARCH 31, 2000

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity)

In our opinion, the accompanying statements of net assets, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at April 30, 2000 and March 31, 2000, the results of their operations for the one month ended April 30, 2000 and for the fiscal year ended March 31, 2000, and the changes in their net assets for the one month ended April 30, 2000, for the fiscal year ended March 31, 2000, and for the period from inception to March 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2000 and March 31, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
June 19, 2000

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS
APRIL 30, 2000


                                         MODERATE     BALANCED    CONSERVATIVE   LARGE CAP   LARGE CAP
                             GROWTH       GROWTH       GROWTH        GROWTH       GROWTH     COMPOSITE
                            STRATEGY     STRATEGY     STRATEGY      STRATEGY     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Seasons
    Series Trust, at
    market value.........  $40,561,635  $34,070,875  $18,876,478  $10,303,489   $17,180,132  $4,667,134
Liabilities..............            0            0            0            0             0           0
                           ----------------------------------------------------------------------------
Net Assets...............  $40,561,635  $34,070,875  $18,876,478  $10,303,489   $17,180,132  $4,667,134
                           ============================================================================
Accumulation units
  outstanding............    2,003,745    1,830,368    1,171,652      710,838     1,235,456     380,907
                           ============================================================================
SELECT 140:
  Net Assets.............  $37,883,793  $32,778,665  $17,108,625  $ 9,119,646   $16,199,910  $4,452,080
  Accumulation units
    outstanding..........    1,871,300    1,760,865    1,061,795      629,067     1,158,071     361,941
  Unit value of
    accumulation units...  $     20.24  $     18.62  $     16.11  $     14.50   $     13.99  $    12.30
SELECT 152:
  Net Assets.............  $ 2,677,842  $ 1,292,210  $ 1,767,853  $ 1,183,843   $   980,222  $  215,054
  Accumulation units
    outstanding..........      132,445       69,503      109,857       81,771        77,385      18,966
  Unit value of
    accumulation units...  $     20.22  $     18.59  $     16.09  $     14.48   $     12.67  $    11.34


See accompanying notes to financial statements.

----------------
2

                           LARGE CAP     MID CAP     MID CAP                INTERNATIONAL  DIVERSIFIED      CASH
                             VALUE       GROWTH       VALUE     SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
                           PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Seasons
    Series Trust, at
    market value.........  $6,278,480  $10,856,760  $3,914,164  $6,957,249   $5,074,441     $5,245,985   $2,717,232  $166,704,054
Liabilities..............          0             0           0          0             0              0           0              0
                           ------------------------------------------------------------------------------------------------------
Net Assets...............  $6,278,480  $10,856,760  $3,914,164  $6,957,249   $5,074,441     $5,245,985   $2,717,232  $166,704,054
                           ======================================================================================================
Accumulation units
  outstanding............    582,554       647,256     351,859    514,153       408,847        527,106     262,488
                           ======================================================================================================
SELECT 140:
  Net Assets.............  $6,163,983  $10,314,065  $3,543,953  $6,527,140   $4,796,358     $5,114,512   $2,439,525
  Accumulation units
    outstanding..........    571,490       612,249     318,151    481,239       384,946        513,721     235,608
  Unit value of
    accumulation units...  $   10.79   $     16.85  $    11.14  $   13.56    $    12.46     $     9.96   $   10.35
SELECT 152:
  Net Assets.............  $ 114,497   $   542,695  $  370,211  $ 430,109    $  278,083     $  131,473   $ 277,707
  Accumulation units
    outstanding..........     11,064        35,007      33,708     32,914        23,901         13,385      26,880
  Unit value of
    accumulation units...  $   10.35   $     15.50  $    10.98  $   13.07    $    11.63     $     9.82   $   10.33


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS
MARCH 31, 2000


                                         MODERATE     BALANCED    CONSERVATIVE   LARGE CAP   LARGE CAP
                             GROWTH       GROWTH       GROWTH        GROWTH       GROWTH     COMPOSITE
                            STRATEGY     STRATEGY     STRATEGY      STRATEGY     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Seasons
    Series Trust, at
    market value.........  $37,896,647  $31,415,401  $18,421,809  $10,432,593   $16,611,415  $4,284,975
Liabilities..............            0            0            0            0             0           0
                           ----------------------------------------------------------------------------
Net Assets...............  $37,896,647  $31,415,401  $18,421,809  $10,432,593   $16,611,415  $4,284,975
                           ============================================================================
Accumulation units
  outstanding............    1,779,711    1,612,411    1,104,855      700,781     1,117,827     334,099
                           ============================================================================
SELECT 140:
  Net Assets.............  $35,212,010  $30,376,271  $16,537,045  $ 9,278,553   $15,806,509  $4,080,266
  Accumulation units
    outstanding..........    1,653,495    1,559,019      991,695      623,175     1,058,317     316,855
  Unit value of
    accumulation units...  $     21.30  $     19.48  $     16.68  $     14.89   $     14.94  $    12.88
SELECT 152:
  Net Assets.............  $ 2,684,637  $ 1,039,130  $ 1,884,764  $ 1,154,040   $   804,906  $  204,709
  Accumulation units
    outstanding..........      126,216       53,392      113,160       77,606        59,510      17,244
  Unit value of
    accumulation units...  $     21.27  $     19.46  $     16.66  $     14.87   $     13.53  $    11.87


See accompanying notes to financial statements.

----------------
4

                           LARGE CAP     MID CAP     MID CAP                INTERNATIONAL  DIVERSIFIED      CASH
                             VALUE       GROWTH       VALUE     SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
                           PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in Seasons
    Series Trust, at
    market value.........  $5,814,724  $10,140,129  $3,447,014  $6,747,163   $4,400,113     $4,862,880   $4,123,318  $158,598,181
Liabilities..............          0             0           0          0             0              0           0              0
                           ------------------------------------------------------------------------------------------------------
Net Assets...............  $5,814,724  $10,140,129  $3,447,014  $6,747,163   $4,400,113     $4,862,880   $4,123,318  $158,598,181
                           ======================================================================================================
Accumulation units
  outstanding............    541,113       552,460     315,553    450,352       323,863        486,341     399,471
                           ======================================================================================================
SELECT 140:
  Net Assets.............  $5,717,921  $ 9,756,840  $3,250,303  $6,494,154   $4,282,790     $4,741,220   $3,924,476
  Accumulation units
    outstanding..........    531,732       529,844     297,306    432,850       314,634        474,014     380,169
  Unit value of
    accumulation units...  $   10.75   $     18.41  $    10.93  $   15.00    $    13.61     $    10.00   $   10.32
SELECT 152:
  Net Assets.............  $  96,803   $   383,289  $  196,711  $ 253,009    $  117,323     $  121,660   $ 198,842
  Accumulation units
    outstanding..........      9,381        22,616      18,247     17,502         9,229         12,327      19,302
  Unit value of
    accumulation units...  $   10.32   $     16.95  $    10.78  $   14.46    $    12.71     $     9.87   $   10.30


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 2000


                                                               MARKET VALUE
PORTFOLIO INVESTMENT                                SHARES      PER SHARE     MARKET VALUE       COST
---------------------------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio...................    981,175      $20.16      $ 19,781,274   $ 18,970,991
Multi-Managed Moderate Growth Portfolio..........  1,045,607       17.66        18,470,465     17,702,647
Multi-Managed Income/Equity Portfolio............    751,037       13.85        10,405,332     10,281,383
Multi-Managed Income Portfolio...................    521,402       11.97         6,242,100      6,295,910
Asset Allocation: Diversified Growth Portfolio...  1,967,600       13.42        26,412,350     26,147,671
Stock Portfolio..................................  1,186,952       18.96        22,500,956     20,753,966
Large Cap Growth Portfolio.......................  1,226,151       14.01        17,180,132     15,332,715
Large Cap Composite Portfolio....................    373,913       12.48         4,667,134      4,291,612
Large Cap Value Portfolio........................    600,394       10.46         6,278,480      6,351,961
Mid Cap Growth Portfolio.........................    660,675       16.43        10,856,760      9,154,342
Mid Cap Value Portfolio..........................    364,816       10.73         3,914,164      3,749,461
Small Cap Portfolio..............................    545,778       12.75         6,957,249      6,686,901
International Equity Portfolio...................    419,572       12.09         5,074,441      5,045,315
Diversified Fixed Income Portfolio...............    546,573        9.60         5,245,985      5,312,371
Cash Management Portfolio........................    264,161       10.29         2,717,232      2,707,510
                                                                              ---------------------------
                                                                              $166,704,054   $158,784,756
                                                                              ===========================


----------------
6

------------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000


                                                               MARKET VALUE
                             PORTFOLIO INVESTMENT   SHARES      PER SHARE     MARKET VALUE       COST
---------------------------------------------------------------------------------------------------------
Multi-Managed Growth Portfolio...................    869,253      $21.48      $ 18,676,175   $ 16,729,692
Multi-Managed Moderate Growth Portfolio..........    920,030       18.60        17,110,867     15,493,685
Multi-Managed Income/Equity Portfolio............    709,123       14.29        10,131,124      9,699,380
Multi-Managed Income Portfolio...................    514,662       12.19         6,275,329      6,215,002
Asset Allocation: Diversified Growth Portfolio...  1,789,167       13.95        24,958,072     23,723,078
Stock Portfolio..................................  1,072,237       19.60        21,014,883     18,592,450
Large Cap Growth Portfolio.......................  1,111,683       14.95        16,611,415     13,726,321
Large Cap Composite Portfolio....................    328,297       13.05         4,284,975      3,718,188
Large Cap Value Portfolio........................    558,366       10.41         5,814,724      5,911,188
Mid Cap Growth Portfolio.........................    565,160       17.95        10,140,129      7,619,693
Mid Cap Value Portfolio..........................    327,727       10.52         3,447,014      3,364,261
Small Cap Portfolio..............................    479,045       14.08         6,747,163      5,865,531
International Equity Portfolio...................    333,405       13.20         4,400,113      3,968,024
Diversified Fixed Income Portfolio...............    504,886        9.63         4,862,880      4,909,559
Cash Management Portfolio........................    402,530       10.24         4,123,318      4,123,766
                                                                              ---------------------------
                                                                              $158,598,181   $143,659,818
                                                                              ===========================


                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE ONE MONTH ENDED
APRIL 30, 2000


                                         MODERATE    BALANCED   CONSERVATIVE   LARGE CAP
                             GROWTH       GROWTH      GROWTH       GROWTH       GROWTH
                            STRATEGY     STRATEGY    STRATEGY     STRATEGY     STRATEGY
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $         0  $         0  $      0   $         0   $         0
                           --------------------------------------------------------------
    Total investment
      income.............            0            0         0             0             0
                           --------------------------------------------------------------
Expenses:
  Mortality risk
    charge...............      (28,338)     (23,889)  (13,553)       (7,620)      (12,120)
  Additional mortality
    risk charge (issue
    ages over 80)........         (256)        (122)     (178)         (115)          (84)
  Expense risk charge....      (11,020)      (9,290)   (5,271)       (2,964)       (4,714)
  Distribution expense
    charge...............       (4,723)      (3,982)   (2,259)       (1,270)       (2,020)
                           --------------------------------------------------------------
    Total expenses.......      (44,337)     (37,283)  (21,261)      (11,969)      (18,938)
                           --------------------------------------------------------------
Net investment income
  (loss).................      (44,337)     (37,283)  (21,261)      (11,969)      (18,938)
                           --------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................       77,484       76,318    99,541       338,645        72,147
  Cost of shares sold....      (76,053)     (74,001) (100,542)     (333,642)      (65,837)
                           --------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions...........        1,431        2,317    (1,001)        5,003         6,310
                           --------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....    3,478,157    2,746,914  1,108,020      380,072     2,885,094
  End of period..........    1,659,434    1,385,806   504,395       110,274     1,847,417
                           --------------------------------------------------------------
Change in net unrealized
appreciation/depreciation
  of investments.........   (1,818,723)  (1,361,108) (603,625)     (269,798)   (1,037,677)
                           --------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations.............  $(1,861,629) $(1,396,074) $(625,887) $  (276,764)  $(1,050,305)
                           ==============================================================


See accompanying notes to financial statements.

----------------
8

                           LARGE CAP  LARGE CAP   MID CAP     MID CAP              INTERNATIONAL  DIVERSIFIED       CASH
                           COMPOSITE    VALUE      GROWTH      VALUE    SMALL CAP     EQUITY      FIXED INCOME   MANAGEMENT
                           PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $      0   $      0   $        0  $      0   $      0     $       0      $      0    $         0
                           -------------------------------------------------------------------------------------------------
    Total investment
      income.............         0          0            0         0          0             0             0              0
                           -------------------------------------------------------------------------------------------------
Expenses:
  Mortality risk
    charge...............    (3,220)    (4,477)      (7,336)   (2,685)    (4,768)       (3,520)       (3,751)        (2,211)
  Additional mortality
    risk charge (issue
    ages over 80)........       (23)       (11)         (41)      (27)       (30)          (17)          (13)           (27)
  Expense risk charge....    (1,252)    (1,741)      (2,853)   (1,044)    (1,854)       (1,369)       (1,459)          (860)
  Distribution expense
    charge...............      (537)      (746)      (1,223)     (447)      (795)         (587)         (625)          (368)
                           -------------------------------------------------------------------------------------------------
    Total expenses.......    (5,032)    (6,975)     (11,453)   (4,203)    (7,447)       (5,493)       (5,848)        (3,466)
                           -------------------------------------------------------------------------------------------------
Net investment income
  (loss).................    (5,032)    (6,975)     (11,453)   (4,203)    (7,447)       (5,493)       (5,848)        (3,466)
                           -------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................   159,827     90,074       23,248       744     43,348         8,208         3,859      1,845,591
  Cost of shares sold....  (168,226)   (91,684)     (20,691)     (727)   (42,632)       (7,807)       (3,891)    (1,843,296)
                           -------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions...........    (8,399)    (1,610)       2,557        17        716           401           (32)         2,295
                           -------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....   566,787    (96,464)   2,520,436    82,753    881,632       432,089       (46,679)          (448)
  End of period..........   375,522    (73,481)   1,702,418   164,703    270,348        29,126       (66,386)         9,722
                           -------------------------------------------------------------------------------------------------
Change in net unrealized
appreciation/depreciation
  of investments.........  (191,265)    22,983     (818,018)   81,950   (611,284)     (402,963)      (19,707)        10,170
                           -------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations.............  $(204,696) $ 14,398   $ (826,914) $ 77,764   $(618,015)   $(408,055)     $(25,587)   $     8,999
                           =================================================================================================


                               TOTAL
-------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $         0
                           -------------
    Total investment
      income.............            0
                           -------------
Expenses:
  Mortality risk
    charge...............     (117,488)
  Additional mortality
    risk charge (issue
    ages over 80)........         (944)
  Expense risk charge....      (45,691)
  Distribution expense
    charge...............      (19,582)
                           -------------
    Total expenses.......     (183,705)
                           -------------
Net investment income
  (loss).................     (183,705)
                           -------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................    2,839,034
  Cost of shares sold....   (2,829,029)
                           -------------
Net realized gains
  (losses) from
  securities
  transactions...........       10,005
                           -------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....   14,938,363
  End of period..........    7,919,298
                           -------------
Change in net unrealized
appreciation/depreciation
  of investments.........   (7,019,065)
                           -------------
Increase (decrease) in
  net assets from
  operations.............  $(7,192,765)
                           =============


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
MARCH 31, 2000


                                         MODERATE     BALANCED    CONSERVATIVE  LARGE CAP
                             GROWTH       GROWTH       GROWTH        GROWTH       GROWTH
                            STRATEGY     STRATEGY     STRATEGY      STRATEGY     STRATEGY
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $ 2,631,412  $ 1,900,409  $ 1,015,374   $  538,831   $  239,281
                           ---------------------------------------------------------------
    Total investment
      income.............    2,631,412    1,900,409    1,015,374      538,831      239,281
                           ---------------------------------------------------------------
Expenses:
  Mortality risk
    charge...............     (139,148)    (121,708)     (76,739)     (47,183)     (63,750)
  Additional mortality
    risk charge (issue
    ages over 80)........         (884)        (454)        (974)        (597)        (251)
  Expense risk charge....      (54,113)     (47,331)     (29,843)     (18,349)     (24,792)
  Distribution expense
    charge...............      (23,192)     (20,285)     (12,789)      (7,864)     (10,625)
                           ---------------------------------------------------------------
    Total expenses.......     (217,337)    (189,778)    (120,345)     (73,993)     (99,418)
                           ---------------------------------------------------------------
Net investment income
  (loss).................    2,414,075    1,710,631      895,029      464,838      139,863
                           ---------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................    2,290,673    1,392,922    1,309,210    1,006,195      670,294
  Cost of shares sold....   (2,059,586)  (1,264,161)  (1,244,897)    (969,307)    (571,910)
                           ---------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions...........      231,087      128,761       64,313       36,888       98,384
                           ---------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....        4,547       10,347        6,153        1,660       15,593
  End of period..........    3,478,157    2,746,914    1,108,020      380,072    2,885,094
                           ---------------------------------------------------------------
Change in net unrealized
appreciation/depreciation
  of investments.........    3,473,610    2,736,567    1,101,867      378,412    2,869,501
                           ---------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations.............  $ 6,118,772  $ 4,575,959  $ 2,061,209   $  880,138   $3,107,748
                           ===============================================================


See accompanying notes to financial statements.

----------------
10

                           LARGE CAP  LARGE CAP   MID CAP     MID CAP               INTERNATIONAL  DIVERSIFIED       CASH
                           COMPOSITE    VALUE      GROWTH      VALUE    SMALL CAP      EQUITY      FIXED INCOME   MANAGEMENT
                           PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $  8,945   $138,315   $  136,055  $ 86,216   $ 133,229     $  71,035     $ 131,181    $    82,000
                           --------------------------------------------------------------------------------------------------
    Total investment
      income.............     8,945    138,315      136,055    86,216     133,229        71,035       131,181         82,000
                           --------------------------------------------------------------------------------------------------
Expenses:
  Mortality risk
    charge...............   (17,207)   (25,288)     (34,977)  (14,894)    (24,902)      (16,337)      (19,088)       (14,724)
  Additional mortality
    risk charge (issue
    ages over 80)........       (83)       (45)         (66)      (81)        (83)          (18)          (83)           (17)
  Expense risk charge....    (6,692)    (9,834)     (13,602)   (5,792)     (9,684)       (6,353)       (7,423)        (5,726)
  Distribution expense
    charge...............    (2,867)    (4,215)      (5,830)   (2,483)     (4,151)       (2,723)       (3,181)        (2,454)
                           --------------------------------------------------------------------------------------------------
    Total expenses.......   (26,849)   (39,382)     (54,475)  (23,250)    (38,820)      (25,431)      (29,775)       (22,921)
                           --------------------------------------------------------------------------------------------------
Net investment income
  (loss).................   (17,904)    98,933       81,580    62,966      94,409        45,604       101,406         59,079
                           --------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................   343,988     75,181      314,507   121,660     236,847       217,162       231,944      1,876,088
  Cost of shares sold....  (327,847)   (77,571)    (253,696) (120,955)   (208,676)     (195,731)     (236,732)    (1,879,067)
                           --------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions...........    16,141     (2,390)      60,811       705      28,171        21,431        (4,788)        (2,979)
                           --------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....     3,018     (1,264)       7,672       819       3,799         5,452           (68)             1
  End of period..........   566,787    (96,464)   2,520,436    82,753     881,632       432,089       (46,679)          (448)
                           --------------------------------------------------------------------------------------------------
Change in net unrealized
appreciation/depreciation
  of investments.........   563,769    (95,200)   2,512,764    81,934     877,833       426,637       (46,611)          (449)
                           --------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations.............  $562,006   $  1,343   $2,655,155  $145,605   $1,000,413    $ 493,672     $  50,007    $    55,651
                           ==================================================================================================


                              TOTAL
-------------------------
INVESTMENT INCOME:
  Dividends and capital
    gains
    distributions........  $ 7,112,283
                           ------------
    Total investment
      income.............    7,112,283
                           ------------
Expenses:
  Mortality risk
    charge...............     (615,945)
  Additional mortality
    risk charge (issue
    ages over 80)........       (3,636)
  Expense risk charge....     (239,534)
  Distribution expense
    charge...............     (102,659)
                           ------------
    Total expenses.......     (961,774)
                           ------------
Net investment income
  (loss).................    6,150,509
                           ------------
Net realized gains
  (losses) from
  securities
  transactions:
  Proceeds from shares
    sold.................   10,086,671
  Cost of shares sold....   (9,410,136)
                           ------------
Net realized gains
  (losses) from
  securities
  transactions...........      676,535
                           ------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
  Beginning of period....       57,729
  End of period..........   14,938,363
                           ------------
Change in net unrealized
appreciation/depreciation
  of investments.........   14,880,634
                           ------------
Increase (decrease) in
  net assets from
  operations.............  $21,707,678
                           ============


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE ONE MONTH ENDED
APRIL 30, 2000


                                                        MODERATE     BALANCED    CONSERVATIVE   LARGE CAP
                                            GROWTH       GROWTH       GROWTH        GROWTH       GROWTH
                                           STRATEGY     STRATEGY     STRATEGY      STRATEGY     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $   (44,337) $   (37,283) $   (21,261) $   (11,969)  $   (18,938)
  Net realized gains (losses) from
    securities transactions.............        1,431        2,317       (1,001)       5,003         6,310
  Change in net unrealized
    appreciation/depreciation of
    investments.........................   (1,818,723)  (1,361,108)    (603,625)    (269,798)   (1,037,677)
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................   (1,861,629)  (1,396,074)    (625,887)    (276,764)   (1,050,305)
                                          ----------------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........    1,960,629    1,652,633      275,350       18,253       579,951
  Cost of units redeemed................     (279,893)    (163,761)     (86,354)     (37,026)     (129,779)
  Net transfers.........................    2,721,213    2,258,155      941,316      105,549       951,215
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...    4,401,949    3,747,027    1,130,312       86,776     1,401,387
                                          ----------------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........      151,887      286,504            0            0       167,025
  Cost of units redeemed................      (49,031)      (1,788)     (35,673)      (1,915)       (2,262)
  Net transfers.........................       21,812       19,805      (14,083)      62,799        52,872
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...      124,668      304,521      (49,756)      60,884       217,635
                                          ----------------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............    4,526,617    4,051,548    1,080,556      147,660     1,619,022
Increase (decrease) in net assets.......    2,664,988    2,655,474      454,669     (129,104)      568,717
Net assets at beginning of period.......   37,896,647   31,415,401   18,421,809   10,432,593    16,611,415
                                          ----------------------------------------------------------------
Net assets at end of period.............  $40,561,635  $34,070,875  $18,876,478  $10,303,489   $17,180,132
                                          ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................       97,984       89,613       17,121        1,273        42,080
  Units redeemed........................      (13,924)      (8,862)      (5,375)      (2,534)       (9,437)
  Units transferred.....................      133,745      121,095       58,354        7,153        67,111
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................      217,805      201,846       70,100        5,892        99,754
Beginning units.........................    1,653,495    1,559,019      991,695      623,175     1,058,317
                                          ----------------------------------------------------------------
Ending units............................    1,871,300    1,760,865    1,061,795      629,067     1,158,071
                                          ================================================================
Select 152:
  Units sold............................        7,602       15,116            0            0        13,889
  Units redeemed........................       (2,452)         (98)      (2,236)        (132)         (175)
  Units transferred.....................        1,079        1,093       (1,067)       4,297         4,161
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................        6,229       16,111       (3,303)       4,165        17,875
Beginning units.........................      126,216       53,392      113,160       77,606        59,510
                                          ----------------------------------------------------------------
Ending units............................      132,445       69,503      109,857       81,771        77,385
                                          ================================================================


See accompanying notes to financial statements.

----------------
12

                                          LARGE CAP   LARGE CAP     MID CAP     MID CAP                INTERNATIONAL  DIVERSIFIED
                                          COMPOSITE     VALUE       GROWTH       VALUE     SMALL CAP      EQUITY      FIXED INCOME
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $  (5,032)  $  (6,975)  $   (11,453) $   (4,203) $  (7,447)   $   (5,493)    $   (5,848)
  Net realized gains (losses) from
    securities transactions.............     (8,399)     (1,610)        2,557          17        716           401            (32)
  Change in net unrealized
    appreciation/depreciation of
    investments.........................   (191,265)     22,983      (818,018)     81,950   (611,284)     (402,963)       (19,707)
                                          ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................   (204,696)     14,398      (826,914)     77,764   (618,015)     (408,055)       (25,587)
                                          ----------------------------------------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........    287,192     227,333       464,756      64,999    295,895       241,297         94,270
  Cost of units redeemed................    (27,491)    (94,948)      (18,223)    (12,697)   (16,183)      (19,489)        (8,288)
  Net transfers.........................    287,893     299,354       922,998     175,011    363,978       691,708        312,251
                                          ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets...    547,594     431,739     1,369,531     227,313    643,690       913,516        398,233
                                          ----------------------------------------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........    177,274       6,229       167,025       6,229    167,025       164,948              0
  Cost of units redeemed................        (32)       (106)         (527)        (68)      (577)         (423)             0
  Net transfers.........................   (137,981)     11,496         7,516     155,912     17,963         4,342         10,459
                                          ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets...     39,261      17,619       174,014     162,073    184,411       168,867         10,459
                                          ----------------------------------------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............    586,855     449,358     1,543,545     389,386    828,101     1,082,383        408,692
Increase (decrease) in net assets.......    382,159     463,756       716,631     467,150    210,086       674,328        383,105
Net assets at beginning of period.......  4,284,975   5,814,724    10,140,129   3,447,014  6,747,163     4,400,113      4,862,880
                                          ----------------------------------------------------------------------------------------
Net assets at end of period.............  $4,667,134  $6,278,480  $10,856,760  $3,914,164  $6,957,249   $5,074,441     $5,245,985
                                          ========================================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................     23,977      21,150        28,953       6,027     22,748        19,078          9,416
  Units redeemed........................     (2,177)     (8,850)       (1,081)     (1,153)    (1,189)       (1,496)          (828)
  Units transferred.....................     23,286      27,458        54,533      15,971     26,830        52,730         31,119
                                          ----------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................     45,086      39,758        82,405      20,845     48,389        70,312         39,707
Beginning units.........................    316,855     531,732       529,844     297,306    432,850       314,634        474,014
                                          ----------------------------------------------------------------------------------------
Ending units............................    361,941     571,490       612,249     318,151    481,239       384,946        513,721
                                          ========================================================================================
Select 152:
  Units sold............................     15,116         597        11,910         578     14,080        14,346              0
  Units redeemed........................         (3)        (10)          (37)         (6)       (46)          (36)             0
  Units transferred.....................    (13,391)      1,096           518      14,889      1,378           362          1,058
                                          ----------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................      1,722       1,683        12,391      15,461     15,412        14,672          1,058
Beginning units.........................     17,244       9,381        22,616      18,247     17,502         9,229         12,327
                                          ----------------------------------------------------------------------------------------
Ending units............................     18,966      11,064        35,007      33,708     32,914        23,901         13,385
                                          ========================================================================================

                                             CASH
                                          MANAGEMENT
                                           PORTFOLIO      TOTAL
----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $   (3,466)  $   (183,705)
  Net realized gains (losses) from
    securities transactions.............       2,295         10,005
  Change in net unrealized
    appreciation/depreciation of
    investments.........................      10,170     (7,019,065)
                                          -------------------------
    Increase (decrease) in net assets
      from operations...................       8,999     (7,192,765)
                                          -------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........           5      6,162,563
  Cost of units redeemed................     (39,824)      (933,956)
  Net transfers.........................  (1,453,315)     8,577,326
                                          -------------------------
    Increase (decrease) in net assets...  (1,493,134)    13,805,933
                                          -------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........     171,028      1,465,174
  Cost of units redeemed................    (165,167)      (257,569)
  Net transfers.........................      72,188        285,100
                                          -------------------------
    Increase (decrease) in net assets...      78,049      1,492,705
                                          -------------------------
Total increase (decrease) in net assets
  from capital transactions.............  (1,415,085)    15,298,638
Increase (decrease) in net assets.......  (1,406,086)     8,105,873
Net assets at beginning of period.......   4,123,318    158,598,181
                                          -------------------------
Net assets at end of period.............  $2,717,232   $166,704,054
                                          =========================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................           1        379,421
  Units redeemed........................      (3,853)       (60,759)
  Units transferred.....................    (140,709)       478,676
                                          -------------------------
Increase (decrease) in units
  outstanding...........................    (144,561)       797,338
Beginning units.........................     380,169      9,163,105
                                          -------------------------
Ending units............................     235,608      9,960,443
                                          =========================
Select 152:
  Units sold............................      16,589        109,823
  Units redeemed........................     (16,009)       (21,240)
  Units transferred.....................       6,998         22,471
                                          -------------------------
Increase (decrease) in units
  outstanding...........................       7,578        111,054
Beginning units.........................      19,302        555,732
                                          -------------------------
Ending units............................      26,880        666,786
                                          =========================


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
MARCH 31, 2000


                                                        MODERATE     BALANCED    CONSERVATIVE   LARGE CAP
                                            GROWTH       GROWTH       GROWTH        GROWTH       GROWTH
                                           STRATEGY     STRATEGY     STRATEGY      STRATEGY     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $ 2,414,075  $ 1,710,631  $   895,029  $   464,838   $   139,863
  Net realized gains (losses) from
    securities transactions.............      231,087      128,761       64,313       36,888        98,384
  Change in net unrealized
    appreciation/depreciation of
    investments.........................    3,473,610    2,736,567    1,101,867      378,412     2,869,501
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................    6,118,772    4,575,959    2,061,209      880,138     3,107,748
                                          ----------------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........   14,935,138   16,466,282    5,292,821    3,464,200     5,696,792
  Cost of units redeemed................     (597,209)    (406,693)    (671,408)    (206,472)     (349,355)
  Net transfers.........................   14,583,055    8,481,242    8,861,783    4,772,250     6,538,417
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...   28,920,984   24,540,831   13,483,196    8,029,978    11,885,854
                                          ----------------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........    1,956,180      292,812    1,044,959      566,494       150,488
  Cost of units redeemed................      (37,392)     (22,995)     (45,997)     (24,113)       (5,363)
  Net transfers.........................      442,918      623,509      676,787      457,223       558,362
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...    2,361,706      893,326    1,675,749      999,604       703,487
                                          ----------------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............   31,282,690   25,434,157   15,158,945    9,029,582    12,589,341
Increase (decrease) in net assets.......   37,401,462   30,010,116   17,220,154    9,909,720    15,697,089
Net assets at beginning of period.......      495,185    1,405,285    1,201,655      522,873       914,326
                                          ----------------------------------------------------------------
Net assets at end of period.............  $37,896,647  $31,415,401  $18,421,809  $10,432,593   $16,611,415
                                          ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................      845,259      996,472      363,764      255,923       485,076
  Units redeemed........................      (31,227)     (23,618)     (44,203)     (15,141)      (27,544)
  Units transferred.....................      808,294      493,029      586,581      348,501       515,138
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................    1,622,326    1,465,883      906,142      589,283       972,670
Beginning units.........................       31,169       93,136       85,553       33,892        85,647
                                          ----------------------------------------------------------------
Ending units............................    1,653,495    1,559,019      991,695      623,175     1,058,317
                                          ================================================================
Select 152:
  Units sold............................      105,090       17,029       71,599       40,570        12,545
  Units redeemed........................       (1,995)      (1,240)      (3,020)      (1,741)         (438)
  Units transferred.....................       23,121       37,603       44,581       33,088        47,403
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................      126,216       53,392      113,160       71,917        59,510
Beginning units.........................            0            0            0        5,689             0
                                          ----------------------------------------------------------------
Ending units............................      126,216       53,392      113,160       77,606        59,510
                                          ================================================================


See accompanying notes to financial statements.

----------------
14

                                          LARGE CAP   LARGE CAP     MID CAP     MID CAP
                                          COMPOSITE     VALUE       GROWTH       VALUE
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $ (17,904)  $  98,933   $    81,580  $   62,966
  Net realized gains (losses) from
    securities transactions.............     16,141      (2,390)       60,811         705
  Change in net unrealized
    appreciation/depreciation of
    investments.........................    563,769     (95,200)    2,512,764      81,934
                                          -----------------------------------------------
    Increase (decrease) in net assets
      from operations...................    562,006       1,343     2,655,155     145,605
                                          -----------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........  1,204,016   2,214,833     4,087,013   1,403,066
  Cost of units redeemed................   (158,469)   (180,583)     (150,584)   (119,794)
  Net transfers.........................  2,149,452   3,331,506     2,910,384   1,718,532
                                          -----------------------------------------------
    Increase (decrease) in net assets...  3,194,999   5,365,756     6,846,813   3,001,804
                                          -----------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........     22,379      21,570       330,930      32,288
  Cost of units redeemed................       (333)     (8,013)         (810)       (255)
  Net transfers.........................    158,676      82,974        20,218     153,630
                                          -----------------------------------------------
    Increase (decrease) in net assets...    180,722      96,531       350,338     185,663
                                          -----------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............  3,375,721   5,462,287     7,197,151   3,187,467
Increase (decrease) in net assets.......  3,937,727   5,463,630     9,852,306   3,333,072
Net assets at beginning of period.......    347,248     351,094       287,823     113,942
                                          -----------------------------------------------
Net assets at end of period.............  $4,284,975  $5,814,724  $10,140,129  $3,447,014
                                          ===============================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................    109,971     198,625       309,864     130,020
  Units redeemed........................    (14,321)    (16,813)      (11,306)    (10,875)
  Units transferred.....................    187,858     315,916       204,190     166,883
                                          -----------------------------------------------
Increase (decrease) in units
  outstanding...........................    283,508     497,728       502,748     286,028
Beginning units.........................     33,347      34,004        27,096      11,278
                                          -----------------------------------------------
Ending units............................    316,855     531,732       529,844     297,306
                                          ===============================================
Select 152:
  Units sold............................      2,201       2,104        21,344       3,031
  Units redeemed........................        (32)       (860)          (48)        (25)
  Units transferred.....................     15,075       8,137         1,320      15,241
                                          -----------------------------------------------
Increase (decrease) in units
  outstanding...........................     17,244       9,381        22,616      18,247
Beginning units.........................          0           0             0           0
                                          -----------------------------------------------
Ending units............................     17,244       9,381        22,616      18,247
                                          ===============================================

                                                      INTERNATIONAL  DIVERSIFIED      CASH
                                          SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      TOTAL
----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $  94,409    $   45,604     $  101,406   $  59,079   $  6,150,509
  Net realized gains (losses) from
    securities transactions.............     28,171        21,431         (4,788)     (2,979)       676,535
  Change in net unrealized
    appreciation/depreciation of
    investments.........................    877,833       426,637        (46,611)       (449)    14,880,634
                                          -----------------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................  1,000,413       493,672         50,007      55,651     21,707,678
                                          -----------------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........  2,506,704     1,688,782      1,202,976   1,477,318     61,639,941
  Cost of units redeemed................    (99,799)      (59,820)       (64,253)    (10,326)    (3,074,765)
  Net transfers.........................  2,881,478     1,910,221      3,235,235   2,392,631     63,766,186
                                          -----------------------------------------------------------------
    Increase (decrease) in net assets...  5,288,383     3,539,183      4,373,958   3,859,623    122,331,362
                                          -----------------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........    116,296        91,726         88,238       5,000      4,719,360
  Cost of units redeemed................       (874)         (942)        (1,230)       (446)      (148,763)
  Net transfers.........................    106,886        24,632         33,651     193,789      3,533,255
                                          -----------------------------------------------------------------
    Increase (decrease) in net assets...    222,308       115,416        120,659     198,343      8,103,852
                                          -----------------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............  5,510,691     3,654,599      4,494,617   4,057,966    130,435,214
Increase (decrease) in net assets.......  6,511,104     4,148,271      4,544,624   4,113,617    152,142,892
Net assets at beginning of period.......    236,059       251,842        318,256       9,701      6,455,289
                                          -----------------------------------------------------------------
Net assets at end of period.............  $6,747,163   $4,400,113     $4,862,880   $4,123,318  $158,598,181
                                          =================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................    202,804       141,058        121,074     146,093      4,306,003
  Units redeemed........................     (7,798)       (4,590)        (6,480)     (1,015)      (214,931)
  Units transferred.....................    215,037       154,205        327,658     234,121      4,557,411
                                          -----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................    410,043       290,673        442,252     379,199      8,648,483
Beginning units.........................     22,807        23,961         31,762         970        514,622
                                          -----------------------------------------------------------------
Ending units............................    432,850       314,634        474,014     380,169      9,163,105
                                          =================================================================
Select 152:
  Units sold............................      9,274         7,309          9,016         500        301,612
  Units redeemed........................        (60)          (80)          (126)        (44)        (9,709)
  Units transferred.....................      8,288         2,000          3,437      18,846        258,140
                                          -----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................     17,502         9,229         12,327      19,302        550,043
Beginning units.........................          0             0              0           0          5,689
                                          -----------------------------------------------------------------
Ending units............................     17,502         9,229         12,327      19,302        555,732
                                          =================================================================


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION
TO MARCH 31, 1999


                                                     MODERATE    BALANCED   CONSERVATIVE  LARGE CAP
                                           GROWTH     GROWTH      GROWTH       GROWTH      GROWTH
                                          STRATEGY   STRATEGY    STRATEGY     STRATEGY    PORTFOLIO
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $   (195) $     (614) $     (336)   $   (214)   $   (565)
  Net realized gains (losses) from
    securities transactions.............        (5)        (27)        362          17           1
  Change in net unrealized
    appreciation/depreciation of
    investments.........................     4,547      10,347       6,153       1,660      15,593
                                          ---------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................     4,347       9,706       6,179       1,463      15,029
                                          ---------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........   491,086   1,395,579   1,245,810     446,051     884,374
  Cost of units redeemed................      (248)          0        (150)          0        (132)
  Net transfers.........................         0           0     (50,184)          0      15,055
                                          ---------------------------------------------------------
    Increase (decrease) in net assets...   490,838   1,395,579   1,195,476     446,051     899,297
                                          ---------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........         0           0           0      75,359           0
  Cost of units redeemed................         0           0           0           0           0
  Net transfers.........................         0           0           0           0           0
                                          ---------------------------------------------------------
    Increase (decrease) in net assets...         0           0           0      75,359           0
                                          ---------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............   490,838   1,395,579   1,195,476     521,410     899,297
Increase (decrease) in net assets.......   495,185   1,405,285   1,201,655     522,873     914,326
Net assets at beginning of period.......         0           0           0           0           0
                                          ---------------------------------------------------------
Net assets at end of period.............  $495,185  $1,405,285  $1,201,655    $522,873    $914,326
                                          =========================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................    31,185      93,136      89,122      33,892      84,261
  Units redeemed........................       (16)          0         (11)          0         (12)
  Units transferred.....................         0           0      (3,558)          0       1,398
                                          ---------------------------------------------------------
Increase (decrease) in units
  outstanding...........................    31,169      93,136      85,553      33,892      85,647
Beginning units.........................         0           0           0           0           0
                                          ---------------------------------------------------------
Ending units............................    31,169      93,136      85,553      33,892      85,647
                                          =========================================================
Select 152:
  Units sold............................         0           0           0       5,689           0
  Units redeemed........................         0           0           0           0           0
  Units transferred.....................         0           0           0           0           0
                                          ---------------------------------------------------------
Increase (decrease) in units
  outstanding...........................         0           0           0       5,689           0
Beginning units.........................         0           0           0           0           0
                                          ---------------------------------------------------------
Ending units............................         0           0           0       5,689           0
                                          =========================================================


See accompanying notes to financial statements.

----------------
16

                                          LARGE CAP  LARGE CAP   MID CAP    MID CAP
                                          COMPOSITE    VALUE     GROWTH      VALUE
                                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........  $   (240)  $   (203)  $   (163)  $   (102)
  Net realized gains (losses) from
    securities transactions.............         3          1          1          1
  Change in net unrealized
    appreciation/depreciation of
    investments.........................     3,018     (1,264)     7,672        819
                                          ------------------------------------------
    Increase (decrease) in net assets
      from operations...................     2,781     (1,466)     7,510        718
                                          ------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........   344,467    337,505    280,413    113,224
  Cost of units redeemed................         0          0       (100)         0
  Net transfers.........................         0     15,055          0          0
                                          ------------------------------------------
    Increase (decrease) in net assets...   344,467    352,560    280,313    113,224
                                          ------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........         0          0          0          0
  Cost of units redeemed................         0          0          0          0
  Net transfers.........................         0          0          0          0
                                          ------------------------------------------
    Increase (decrease) in net assets...         0          0          0          0
                                          ------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............   344,467    352,560    280,313    113,224
Increase (decrease) in net assets.......   347,248    351,094    287,823    113,942
Net assets at beginning of period.......         0          0          0          0
                                          ------------------------------------------
Net assets at end of period.............  $347,248   $351,094   $287,823   $113,942
                                          ==========================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................    33,347     32,572     27,105     11,278
  Units redeemed........................         0          0         (9)         0
  Units transferred.....................         0      1,432          0          0
                                          ------------------------------------------
Increase (decrease) in units
  outstanding...........................    33,347     34,004     27,096     11,278
Beginning units.........................         0          0          0          0
                                          ------------------------------------------
Ending units............................    33,347     34,004     27,096     11,278
                                          ==========================================
Select 152:
  Units sold............................         0          0          0          0
  Units redeemed........................         0          0          0          0
  Units transferred.....................         0          0          0          0
                                          ------------------------------------------
Increase (decrease) in units
  outstanding...........................         0          0          0          0
Beginning units.........................         0          0          0          0
                                          ------------------------------------------
Ending units............................         0          0          0          0
                                          ==========================================

                                                      INTERNATIONAL  DIVERSIFIED      CASH
                                          SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      TOTAL
----------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)..........   $   (139)    $   (157)      $   (130)     $    0    $   (3,058)
  Net realized gains (losses) from
    securities transactions.............          1            1              0           0           356
  Change in net unrealized
    appreciation/depreciation of
    investments.........................      3,799        5,452            (68)          1        57,729
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets
      from operations...................      3,661        5,296           (198)          1        55,027
                                          ----------------------------------------------------------------
From Select 140 capital transactions:
  Net proceeds from units sold..........    232,398      246,546        298,380       9,850     6,325,683
  Cost of units redeemed................          0            0              0        (150)         (780)
  Net transfers.........................          0            0         20,074           0             0
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...    232,398      246,546        318,454       9,700     6,324,903
                                          ----------------------------------------------------------------
From Select 152 capital transactions:
  Net proceeds from units sold..........          0            0              0           0        75,359
  Cost of units redeemed................          0            0              0           0             0
  Net transfers.........................          0            0              0           0             0
                                          ----------------------------------------------------------------
    Increase (decrease) in net assets...          0            0              0           0        75,359
                                          ----------------------------------------------------------------
Total increase (decrease) in net assets
  from capital transactions.............    232,398      246,546        318,454       9,700     6,400,262
Increase (decrease) in net assets.......    236,059      251,842        318,256       9,701     6,455,289
Net assets at beginning of period.......          0            0              0           0             0
                                          ----------------------------------------------------------------
Net assets at end of period.............   $236,059     $251,842       $318,256      $9,701    $6,455,289
                                          ================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
Select 140:
  Units sold............................     22,807       23,961         29,755         985       513,406
  Units redeemed........................          0            0              0         (15)          (63)
  Units transferred.....................          0            0          2,007           0         1,279
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................     22,807       23,961         31,762         970       514,622
Beginning units.........................          0            0              0           0             0
                                          ----------------------------------------------------------------
Ending units............................     22,807       23,961         31,762         970       514,622
                                          ================================================================
Select 152:
  Units sold............................          0            0              0           0         5,689
  Units redeemed........................          0            0              0           0             0
  Units transferred.....................          0            0              0           0             0
                                          ----------------------------------------------------------------
Increase (decrease) in units
  outstanding...........................          0            0              0           0         5,689
Beginning units.........................          0            0              0           0             0
                                          ----------------------------------------------------------------
Ending units............................          0            0              0           0         5,689
                                          ================================================================


See accompanying notes to financial statements.

                                                                ----------------

----------------

VARIABLE ANNUITY ACCOUNT FIVE
(PORTION RELATING TO THE SEASONS SELECT VARIABLE ANNUITY)
OF
ANCHOR NATIONAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Variable Annuity Account Five (Portion Relating to the SEASONS SELECT Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.


  The Separate Account is composed of four strategies (the "Strategies") and nine variable portfolios (the "Select Portfolios") each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contractholder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the four Strategies and nine Select Portfolios and do not include balances allocated to the General Account.

  The Company offers two versions of Seasons Select depending upon the age of the contractholder at the issue date. If the contractholder is age 80 or younger at the issue date, the insurance charge amounts to 1.40% annually of the average daily value of the contract ("Select 140"). If the contractholder is 81 years of age or older at the issue date, the amount of the insurance charge is 1.52% annually ("Select 152"). The 0.12% additional insurance charges for Select 152 results in slightly reduced accumulation unit values. The two accumulation unit values for each Strategy and Select Portfolio are computed daily based on the total net assets applicable to Select 140 and Select 152 policies, respectively. The accumulation unit values, the transactions, the number of units, and the separate account assets related to Select 140 and Select 152 policies are shown separately in the financial statements.

  The inception dates of Select 140 Strategies and Select Portfolios are summarized below:

  The inception date of the Cash Management Portfolio was March 26, 1999. The inception date of the Diversified Fixed Income Portfolio was March 10, 1999. The inception date of the Balanced Growth and Conservative Growth Strategies was March 5, 1999. The inception date of the Growth Strategy was March 4, 1999. The inception date of the Moderate Growth Strategy was March 3, 1999. The inception date of the remaining portfolios was March 1, 1999.

  The inception dates of Select 152 Strategies and Select Portfolios are summarized below:

  The inception date of the Moderate Growth Strategy was April 26, 1999. The inception date of the Large-Cap Composite, Mid-Cap Growth, Mid-Cap Value, Small Cap, Diversified Fixed Income, and Cash Management Portfolios was April 8, 1999. The inception date of the Growth Strategy, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, and International Equity Portfolio was April 6, 1999. The inception date of the Balanced Growth Strategy was April 5, 1999. The inception date of the Conservative Growth Strategy was March 19, 1999.

  The four strategies differ in their investment objectives, levels of risk and anticipated growth over time. Each strategy invests in a multi-managed portfolio specific for that strategy and in the two jointly utilized portfolios of the Trust, according to a

----------------
18
predetermined allocation designed to achieve its investment objective. The investment allocation to the underlying portfolios is maintained by rebalancing the strategies quarterly.

  The investment objectives of the four strategies of the Separate Account are described below:

  The GROWTH STRATEGY seeks long-term growth of capital. The Growth Strategy invests in the Multi-Managed Growth Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

  The MODERATE GROWTH STRATEGY seeks growth of capital, with conservation of principal as a secondary objective. The Moderate Growth Strategy invests in the Multi-Managed Moderate Growth Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

  The BALANCED GROWTH STRATEGY focuses on conservation of principal, with high total return as a secondary objective. The Balanced Growth Strategy invests in the Multi-Managed Income/Equity Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

  The CONSERVATIVE GROWTH STRATEGY focuses on capital preservation while maintaining some potential for growth over the long term. The Conservative Growth Strategy invests in the Multi-Managed Income Portfolio, the Asset
Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

  The investment objectives of the six underlying portfolios of the Strategies are summarized below:

  The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

  The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

  The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

  The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

  The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation. This portfolio invests primarily in equity securities of U.S. and foreign issuers which the advisor believes have the potential for appreciation. This portfolio is an investment of all four strategies.

  The STOCK PORTFOLIO seeks long-term capital appreciation and, secondarily, increasing dividend income. This portfolio invests primarily in common stocks of well-established growth companies. This portfolio is an investment of all four strategies.

  The four multi-managed portfolios described above pursue their investment goals by allocating their assets among three or four managed components. The assets of each multi-managed portfolio are allocated among the same three investment managers in differing percentages, depending on the portfolio's overall investment objective. Janus Capital Corporation manages a growth component, SunAmerica Asset Management Corp., a wholly owned subsidiary of SunAmerica Inc., manages a balanced component, and Wellington Management Company, LLP manages a fixed income component. SunAmerica Asset Management Corp. also manages an aggressive growth component that is available only in the Growth and Moderate Growth strategies. The investment policies relating to each of the four managed Strategy components are described below:


  The SUNAMERICA/AGGRESSIVE GROWTH COMPONENT primarily consists of equity securities of small, lesser known or new growth companies or industries such as technology, telecommunications, media and healthcare.



  The JANUS/GROWTH COMPONENT primarily consists of common stocks selected for their growth potential.


  The SUNAMERICA/BALANCED COMPONENT, over the long term, will consist of a diversified selection of equity investments in companies of medium to large capitalizations that are thought to be undervalued in the marketplace and long term bonds and other debt securities.


  The WELLINGTON MANAGEMENT COMPANY/FIXED INCOME COMPONENT primarily consists of U.S. and foreign fixed income securities of varying maturities and risk/return characteristics.


                                                                ----------------

  The investment objectives and policies of the nine Select Portfolios are summarized below:


  The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a growth strategy.



  The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income. This portfolio invests primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends.



  The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of large companies selected through a value strategy.



  The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies selected through a growth strategy.



  The MID CAP VALUE PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies selected through a value strategy.



  The SMALL CAP PORTFOLIO seeks long-term growth of capital. This portfolio invests in equity securities of small companies.


  The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of issuers in at least three countries other than the United States.

  The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income, and secondarily, capital appreciation. This portfolio invests primarily in fixed income securities, including U.S. and foreign government securities, mortgaged-backed securities, investment grade debt securities, and high-yield/high-risk bonds.

  The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

  Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

2. CHARGES AND DEDUCTIONS Charges and deductions are applied against the current value of the Separate Account and are paid as follows:


  WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during each contract year. The free withdrawal amount is determined using penalty free earnings and the total invested amount. Penalty free earnings is the account value less the total invested amount. The total invested amount is the total of all purchase payments less portions of some prior withdrawals. The free withdrawal amount is equal to the greater of penalty free earnings plus any portion of the total invested amount no longer subject to withdrawal charges or 10% of the total invested amount that has been in the contract for at least one year, less any withdrawals taken during the contract year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.


  Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to

----------------
20
purchase payments to which the lowest (if any) withdrawal charge applies. Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

               YEAR SINCE PURCHASE                  APPLICABLE WITHDRAWAL
                     PAYMENT                          CHARGE PERCENTAGE
-------------------------------------------------------------------------
First.............................................               9%
Second............................................               8%
Third.............................................               7%
Fourth............................................               6%
Fifth.............................................               6%
Sixth.............................................               5%
Seventh...........................................               4%
Eighth............................................               3%
Ninth.............................................               2%
Tenth and beyond..................................               0%

  CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

  TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of four transactions within a contract year.

  PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

  MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% and 1.37% of the net asset value of each Strategy/Select Portfolio, computed on a daily basis, for Select 140 and Select 152, respectively. The mortality risk charge of 0.90% and 1.02%, respectively is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits. The expense risk charge of 0.35% is compensation for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

  DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

  SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                                                                ----------------

3. INVESTMENT IN SEASONS SERIES TRUST The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the one month ended
April 30, 2000 consist of the following:

                                          COST OF SHARES  PROCEEDS FROM
PORTFOLIO INVESTMENT                         ACQUIRED      SHARES SOLD
-----------------------------------------------------------------------
Multi-Managed Growth Portfolio..........     2,279,883         38,742
Multi-Managed Moderate Growth
  Portfolio.............................     2,249,821         41,976
Multi-Managed Income/Equity Portfolio...       637,358         54,747
Multi-Managed Income Portfolio..........       284,602        203,187
Asset Allocation: Diversified Growth
  Portfolio.............................     2,570,881        147,998
Stock Portfolio.........................     2,260,974        105,338
Large-Cap Growth Portfolio..............     1,672,231         72,147
Large-Cap Composite Portfolio...........       741,650        159,827
Large-Cap Value Portfolio...............       532,457         90,074
Mid-Cap Growth Portfolio................     1,555,340         23,248
Mid-Cap Value Portfolio.................       385,927            744
Small-Cap Portfolio.....................       864,002         43,348
International Equity Portfolio..........     1,805,098          8,208
Diversified Fixed Income Portfolio......       406,703          3,859
Cash Management Portfolio...............       427,040      1,845,591

  The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended March 31, 2000 consist of the following:

                                          COST OF SHARES  PROCEEDS FROM
PORTFOLIO INVESTMENT                         ACQUIRED      SHARES SOLD
-----------------------------------------------------------------------
Multi-Managed Growth Portfolio..........    17,983,420      1,690,289
Multi-Managed Moderate Growth
  Portfolio.............................    15,613,158        980,032
Multi-Managed Income/Equity Portfolio...     9,621,641        595,059
Multi-Managed Income Portfolio..........     6,372,089        469,690
Asset Allocation: Diversified Growth
  Portfolio.............................    23,710,275        918,566
Stock Portfolio.........................    19,088,364      1,345,364
Large-Cap Growth Portfolio..............    13,399,498        670,294
Large-Cap Composite Portfolio...........     3,701,805        343,988
Large-Cap Value Portfolio...............     5,636,401         75,181
Mid-Cap Growth Portfolio................     7,593,238        314,507
Mid-Cap Value Portfolio.................     3,372,092        121,660
Small-Cap Portfolio.....................     5,841,947        236,847
International Equity Portfolio..........     3,917,365        217,162
Diversified Fixed Income Portfolio......     4,827,967        231,944
Cash Management Portfolio...............     5,993,133      1,876,088

4. FEDERAL INCOME TAXES The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

5. FISCAL YEAR CHANGE Effective April 30, 2000, the Separate Account changed its fiscal year end from March 31 to April 30. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

----------------
22

  Results for comparable prior period are summarized below.

                                                              ONE MONTH ENDED
                                                              APRIL 30, 1999
                                                              ---------------
Total investment income.....................................     $      0
                                                              ---------------
Net investment income (loss)................................      (12,179)
Net realized gains (losses) from securities transactions....          221
Change in net unrealized appreciation/depreciation of
  investments...............................................      223,860
                                                              ---------------
Increase (decrease) in net assets from operations...........     $211,902
                                                              ===============

                                                                ----------------
                                                                              23